UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	6-30

Date of reporting period:	12-31-2021

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

December 31, 2021

Disciplined Core Value Fund
Investor Class (BIGRX)
I Class (AMGIX)
A Class (AMADX)
C Class (ACGCX)
R Class (AICRX)
R5 Class (AICGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Economic, Earnings Gains Fueled Stock Market Rally

Most stocks rallied for the six-month period, even as inflation surged, the Federal Reserve (Fed) turned hawkish and another coronavirus variant emerged. Investors largely focused on upbeat economic data and continued, albeit waning, central bank support. These influences helped boost corporate earnings and promote investor optimism.

Steady economic gains combined with ongoing monetary support, rising energy prices and severe supply chain disruptions led to soaring inflation rates. By December, year-over-year headline inflation in the U.S. reached 7.0%, a 40-year high, prompting a hawkish turn from the Fed. The central bank, which began tapering its asset purchases in November, announced it would accelerate its tapering timetable and likely start hiking rates in early 2022.
Meanwhile, the emergence of the omicron variant in November triggered renewed concerns about the recovery’s sustainability, leading to a steep stock market sell-off. Sentiment shifted quickly, though, as reports suggested the highly transmissible omicron is less severe than other variants. Amid optimistic growth outlooks, stocks resumed their upward march to end the period.

Overall, stocks delivered solid gains for the six-month period, highlighted by the S&P 500 Index’s gain of nearly 12%. U.S. stocks generally outpaced non-U.S. developed markets stocks, while emerging markets stocks declined sharply. Large-cap stocks significantly outperformed small caps, which declined for the period. Growth stocks broadly outperformed their value peers except in the small-cap universe, where value outpaced growth.

Seeking Opportunity Amid Uncertainty

We expect market volatility to increase amid elevated inflation, tighter Fed policy and geopolitical uncertainties. Additionally, the rapid emergence of the omicron variant demonstrated the pandemic’s unclear path can still create market disruptions. Nevertheless, we remain optimistic that periods of market unrest often create compelling opportunities for professional asset managers.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Industries	% of net assets
Pharmaceuticals	7.5%
Health Care Providers and Services	7.5%
Banks	6.2%
Capital Markets	5.9%
Oil, Gas and Consumable Fuels	5.4%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period(1) 7/1/21 - 12/31/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,062.40	$3.38	0.65%
I Class	$1,000	$1,063.40	$2.34	0.45%
A Class	$1,000	$1,061.10	$4.68	0.90%
C Class	$1,000	$1,057.00	$8.55	1.65%
R Class	$1,000	$1,059.60	$5.97	1.15%
R5 Class	$1,000	$1,063.60	$2.34	0.45%
Hypothetical
Investor Class	$1,000	$1,021.93	$3.31	0.65%
I Class	$1,000	$1,022.94	$2.29	0.45%
A Class	$1,000	$1,020.67	$4.58	0.90%
C Class	$1,000	$1,016.89	$8.39	1.65%
R Class	$1,000	$1,019.41	$5.85	1.15%
R5 Class	$1,000	$1,022.94	$2.29	0.45%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

DECEMBER 31, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 1.0%
Boeing Co. (The)(1)	124,697	$25,104,000
General Dynamics Corp.	29,603	6,171,337
		31,275,337
Air Freight and Logistics — 1.0%
FedEx Corp.	119,518	30,912,136
Auto Components — 0.3%
Magna International, Inc.	116,582	9,432,917
Automobiles — 0.9%
Ford Motor Co.	1,382,494	28,714,400
Banks — 6.2%
Bank of America Corp.	1,363,720	60,671,903
Citigroup, Inc.	137,779	8,320,474
First Horizon Corp.	1,420,380	23,194,805
JPMorgan Chase & Co.	534,219	84,593,579
KeyCorp	518,304	11,988,371
		188,769,132
Biotechnology — 2.2%
AbbVie, Inc.	489,731	66,309,577
Capital Markets — 5.9%
Affiliated Managers Group, Inc.	104,086	17,123,188
Carlyle Group, Inc. (The)	302,072	16,583,753
Cboe Global Markets, Inc.	202,238	26,371,835
Intercontinental Exchange, Inc.	146,768	20,073,459
Janus Henderson Group plc	182,818	7,667,387
Jefferies Financial Group, Inc.	417,283	16,190,580
KKR & Co., Inc.	266,074	19,822,513
Morgan Stanley	353,056	34,655,977
T. Rowe Price Group, Inc.	95,515	18,782,070
		177,270,762
Chemicals — 2.2%
Axalta Coating Systems Ltd.(1)	295,829	9,797,857
Celanese Corp.	131,119	22,035,859
CF Industries Holdings, Inc.	123,615	8,749,470
Olin Corp.	326,270	18,767,050
Tronox Holdings plc, Class A	262,212	6,300,954
		65,651,190
Commercial Services and Supplies — 1.0%
Waste Management, Inc.	182,257	30,418,693
Communications Equipment — 0.5%
Lumentum Holdings, Inc.(1)	132,640	14,029,333
Construction and Engineering — 2.4%
Dycom Industries, Inc.(1)	63,308	5,935,758
EMCOR Group, Inc.	210,521	26,818,270
MasTec, Inc.(1)	234,802	21,667,529
Quanta Services, Inc.	160,700	18,425,862
		72,847,419
6

	Shares	Value
Containers and Packaging — 1.4%
Berry Global Group, Inc.(1)	168,867	$12,459,007
International Paper Co.	439,833	20,663,355
WestRock Co.	200,695	8,902,830
		42,025,192
Distributors — 1.1%
LKQ Corp.	533,756	32,041,373
Diversified Consumer Services — 0.3%
H&R Block, Inc.	439,216	10,347,929
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B(1)	195,879	58,567,821
Diversified Telecommunication Services — 0.9%
Lumen Technologies, Inc.	2,195,921	27,558,809
Electric Utilities — 0.4%
Evergy, Inc.	189,327	12,989,725
Electrical Equipment — 0.7%
Acuity Brands, Inc.	60,550	12,819,646
Atkore, Inc.(1)	85,165	9,469,496
		22,289,142
Equity Real Estate Investment Trusts (REITs) — 3.0%
Iron Mountain, Inc.	374,751	19,610,720
ProLogis, Inc.	237,168	39,929,604
SBA Communications Corp.	53,293	20,732,043
Weyerhaeuser Co.	265,989	10,953,427
		91,225,794
Food and Staples Retailing — 3.5%
Albertsons Cos., Inc., Class A	164,016	4,951,643
Costco Wholesale Corp.	24,188	13,731,528
Kroger Co. (The)	520,393	23,552,987
Sprouts Farmers Market, Inc.(1)	499,896	14,836,913
Walgreens Boots Alliance, Inc.	467,298	24,374,264
Walmart, Inc.	160,858	23,274,544
		104,721,879
Food Products — 1.4%
Archer-Daniels-Midland Co.	277,590	18,762,308
Tyson Foods, Inc., Class A	260,334	22,690,712
		41,453,020
Health Care Equipment and Supplies — 1.9%
Abbott Laboratories	264,236	37,188,575
Becton Dickinson and Co.	29,273	7,361,574
Hologic, Inc.(1)	187,005	14,317,103
		58,867,252
Health Care Providers and Services — 7.5%
AMN Healthcare Services, Inc.(1)	85,872	10,504,722
Anthem, Inc.	70,253	32,565,076
Centene Corp.(1)	108,859	8,969,982
CVS Health Corp.	104,141	10,743,185
Humana, Inc.	16,298	7,559,990
McKesson Corp.	258,740	64,315,002
Molina Healthcare, Inc.(1)	60,852	19,355,804
Quest Diagnostics, Inc.	171,355	29,646,128
UnitedHealth Group, Inc.	88,185	44,281,216
		227,941,105
7

	Shares	Value
Hotels, Restaurants and Leisure — 0.3%
International Game Technology plc	286,732	$8,289,422
Household Durables — 0.7%
Mohawk Industries, Inc.(1)	84,694	15,429,553
Tri Pointe Homes, Inc.(1)	221,262	6,170,997
		21,600,550
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp.	348,595	7,937,508
Industrial Conglomerates — 1.7%
3M Co.	219,853	39,052,488
Honeywell International, Inc.	52,693	10,987,018
		50,039,506
Insurance — 1.5%
Allstate Corp. (The)	78,011	9,177,994
Fidelity National Financial, Inc.	328,293	17,130,329
Marsh & McLennan Cos., Inc.	44,291	7,698,661
Progressive Corp. (The)	102,321	10,503,251
		44,510,235
Interactive Media and Services — 2.0%
Alphabet, Inc., Class A(1)	6,985	20,235,824
Alphabet, Inc., Class C(1)	10,427	30,171,463
Ziff Davis, Inc.(1)	99,137	10,990,328
		61,397,615
IT Services — 4.5%
Accenture plc, Class A	87,610	36,318,726
Akamai Technologies, Inc.(1)	215,237	25,191,338
Cognizant Technology Solutions Corp., Class A	514,303	45,628,962
GoDaddy, Inc., Class A(1)	141,674	12,022,456
International Business Machines Corp.	139,288	18,617,234
		137,778,716
Leisure Products — 0.4%
Polaris, Inc.	116,518	12,806,493
Life Sciences Tools and Services — 1.9%
Charles River Laboratories International, Inc.(1)	38,264	14,417,110
Mettler-Toledo International, Inc.(1)	7,714	13,092,278
PerkinElmer, Inc.	154,137	30,990,785
		58,500,173
Machinery — 2.7%
AGCO Corp.	300,302	34,841,038
Cummins, Inc.	49,844	10,872,970
Donaldson Co., Inc.	388,038	22,995,132
Snap-on, Inc.	64,980	13,995,393
		82,704,533
Media — 1.0%
Comcast Corp., Class A	614,002	30,902,721
Metals and Mining — 0.9%
Nucor Corp.	184,312	21,039,215
Steel Dynamics, Inc.	109,845	6,818,079
		27,857,294
Multi-Utilities — 1.6%
Brookfield Infrastructure Partners LP	777,122	47,256,789
Multiline Retail — 1.4%
Dillard's, Inc., Class A	35,306	8,650,676
8

	Shares	Value
Kohl's Corp.	259,331	$12,808,358
Target Corp.	87,083	20,154,490
		41,613,524
Oil, Gas and Consumable Fuels — 5.4%
Antero Midstream Corp.	788,887	7,636,426
APA Corp.	496,540	13,351,961
Chevron Corp.	256,891	30,146,159
Devon Energy Corp.	279,058	12,292,505
Diamondback Energy, Inc.	156,102	16,835,601
Enviva Partners LP	134,757	9,489,588
Equinor ASA, ADR	223,122	5,874,802
Exxon Mobil Corp.	198,834	12,166,652
MPLX LP	396,276	11,725,807
Phillips 66	84,711	6,138,159
Royal Dutch Shell plc, Class A ADR	210,404	9,131,534
Targa Resources Corp.	276,531	14,445,979
Williams Cos., Inc. (The)	555,288	14,459,699
		163,694,872
Paper and Forest Products — 0.5%
Louisiana-Pacific Corp.	175,934	13,784,429
Pharmaceuticals — 7.5%
Jazz Pharmaceuticals plc(1)	106,630	13,584,662
Johnson & Johnson	438,756	75,057,989
Merck & Co., Inc.	417,215	31,975,357
Pfizer, Inc.	1,086,956	64,184,752
Roche Holding AG	50,515	20,956,710
Zoetis, Inc.	93,636	22,849,993
		228,609,463
Professional Services — 1.0%
CACI International, Inc., Class A(1)	34,444	9,272,669
Leidos Holdings, Inc.	220,978	19,644,944
		28,917,613
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	56,869	6,170,855
Road and Rail — 2.4%
ArcBest Corp.	56,630	6,787,106
Knight-Swift Transportation Holdings, Inc.	169,512	10,330,061
Landstar System, Inc.	103,954	18,609,845
Ryder System, Inc.	180,875	14,909,526
Union Pacific Corp.	82,207	20,710,410
		71,346,948
Semiconductors and Semiconductor Equipment — 4.5%
Broadcom, Inc.	45,760	30,449,162
Cirrus Logic, Inc.(1)	139,218	12,810,840
Kulicke & Soffa Industries, Inc.	92,249	5,584,754
NXP Semiconductors NV	94,527	21,531,360
Onto Innovation, Inc.(1)	185,378	18,765,815
Qorvo, Inc.(1)	100,238	15,676,221
Synaptics, Inc.(1)	42,419	12,280,725
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	165,738	19,939,939
		137,038,816
Software — 1.4%
Microsoft Corp.	46,105	15,506,034
9

	Shares	Value
Oracle Corp. (New York)	226,680	$19,768,763
Teradata Corp.(1)	190,320	8,082,890
		43,357,687
Specialty Retail — 3.2%
Academy Sports & Outdoors, Inc.(1)	212,872	9,345,081
AutoNation, Inc.(1)	180,905	21,138,749
Bath & Body Works, Inc.	184,769	12,895,029
Dick's Sporting Goods, Inc.	110,407	12,695,701
Penske Automotive Group, Inc.	113,483	12,167,647
Signet Jewelers Ltd.	93,611	8,146,965
Urban Outfitters, Inc.(1)	232,317	6,820,827
Williams-Sonoma, Inc.	72,369	12,239,769
		95,449,768
Technology Hardware, Storage and Peripherals — 3.5%
Apple, Inc.	150,819	26,780,930
Dell Technologies, Inc., Class C(1)	577,820	32,456,149
Hewlett Packard Enterprise Co.	604,366	9,530,852
HP, Inc.	522,311	19,675,455
Seagate Technology Holdings plc	146,952	16,602,637
		105,046,023
Textiles, Apparel and Luxury Goods — 0.8%
Hanesbrands, Inc.	710,605	11,881,316
Levi Strauss & Co., Class A	437,539	10,951,601
		22,832,917
Thrifts and Mortgage Finance — 0.3%
Radian Group, Inc.	443,785	9,377,177
TOTAL COMMON STOCKS (Cost $2,663,610,938)		3,004,481,584
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $4,862,372), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $4,765,975)		4,765,971
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $16,209,890), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $15,892,013)		15,892,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,025,297	4,025,297
TOTAL TEMPORARY CASH INVESTMENTS (Cost $24,683,268)		24,683,268
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,688,294,206)		3,029,164,852
OTHER ASSETS AND LIABILITIES†		(1,141,414)
TOTAL NET ASSETS — 100.0%		$3,028,023,438

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

DECEMBER 31, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $2,688,294,206)	$3,029,164,852
Cash	536,692
Receivable for capital shares sold	1,296,445
Dividends and interest receivable	1,444,314
3,032,442,303

Liabilities
Payable for capital shares redeemed	2,842,042
Accrued management fees	1,516,150
Distribution and service fees payable	60,673
4,418,865

Net Assets	$3,028,023,438

Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,630,282,427
Distributable earnings	397,741,011
$3,028,023,438

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,114,574,634	59,149,882	$35.75
I Class, $0.01 Par Value	$610,473,031	17,037,086	$35.83
A Class, $0.01 Par Value	$215,038,398	6,030,073	$35.66*
C Class, $0.01 Par Value	$12,716,142	357,773	$35.54
R Class, $0.01 Par Value	$19,717,326	551,812	$35.73
R5 Class, $0.01 Par Value	$55,503,907	1,548,266	$35.85
*Maximum offering price $37.84 (net asset value divided by 0.9425).

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $84,719)	$27,710,308
Interest	147,292
27,857,600

Expenses:
Management fees	9,023,609
Distribution and service fees:
A Class	230,912
C Class	66,132
R Class	47,399
Directors' fees and expenses	96,640
Other expenses	6,753
9,471,445

Net investment income (loss)	18,386,155

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	154,619,417
Futures contract transactions	2,306,859
Foreign currency translation transactions	(48,465)
156,877,811

Change in net unrealized appreciation (depreciation) on:
Investments	5,955,516
Futures contracts	(1,062,948)
4,892,568

Net realized and unrealized gain (loss)	161,770,379

Net Increase (Decrease) in Net Assets Resulting from Operations	$180,156,534

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2021 (UNAUDITED) AND YEAR ENDED JUNE 30, 2021
Increase (Decrease) in Net Assets	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$18,386,155	$35,780,967
Net realized gain (loss)	156,877,811	858,762,414
Change in net unrealized appreciation (depreciation)	4,892,568	(95,588,565)
Net increase (decrease) in net assets resulting from operations	180,156,534	798,954,816

Distributions to Shareholders
From earnings:
Investor Class	(462,521,208)	(254,331,165)
I Class	(134,230,402)	(54,034,778)
A Class	(46,208,899)	(20,486,205)
C Class	(2,737,906)	(1,325,433)
R Class	(4,224,408)	(1,999,924)
R5 Class	(11,940,816)	(3,500,888)
Decrease in net assets from distributions	(661,863,639)	(335,678,393)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	598,515,849	418,638,776

Net increase (decrease) in net assets	116,808,744	881,915,199

Net Assets
Beginning of period	2,911,214,694	2,029,299,495
End of period	$3,028,023,438	$2,911,214,694

See Notes to Financial Statements.
13

Notes to Financial Statements

DECEMBER 31, 2021 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Core Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks. Income is a secondary objective.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

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The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.64%
I Class		0.0500% to 0.1100%	0.44%
A Class		0.2500% to 0.3100%	0.64%
C Class		0.2500% to 0.3100%	0.64%
R Class		0.2500% to 0.3100%	0.64%
R5 Class		0.0500% to 0.1100%	0.44%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2021 are detailed in the Statement of Operations.

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Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $12,851,595 and $583,664, respectively. The effect of interfund transactions on the Statement of Operations was $(80,234) in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2021 were $3,503,031,480 and $3,455,503,539, respectively.
5. Capital Share Transactions
Transactions in shares of the fund were as follows:

	Six months ended December 31, 2021		Year ended June 30, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	700,000,000		700,000,000
Sold	2,303,497	$97,416,068	5,708,618	$230,950,608
Issued in reinvestment of distributions	12,723,996	442,452,747	6,583,099	242,539,451
Redeemed	(3,952,256)	(166,598,015)	(8,354,506)	(340,087,595)
	11,075,237	373,270,800	3,937,211	133,402,464
I Class/Shares Authorized	140,000,000		140,000,000
Sold	2,526,019	109,296,847	7,751,329	318,793,094
Issued in reinvestment of distributions	3,698,524	128,959,118	1,415,321	52,333,909
Redeemed	(2,685,664)	(114,409,315)	(3,222,185)	(129,132,207)
	3,538,879	123,846,650	5,944,465	241,994,796
A Class/Shares Authorized	50,000,000		50,000,000
Sold	1,163,642	49,894,837	953,219	38,326,670
Issued in reinvestment of distributions	1,161,125	40,245,456	481,393	17,682,254
Redeemed	(484,194)	(20,749,215)	(874,730)	(34,463,198)
	1,840,573	69,391,078	559,882	21,545,726
C Class/Shares Authorized	20,000,000		20,000,000
Sold	43,284	1,696,663	171,319	6,899,197
Issued in reinvestment of distributions	71,810	2,478,336	33,007	1,205,196
Redeemed	(59,357)	(2,424,649)	(110,192)	(4,350,721)
	55,737	1,750,350	94,134	3,753,672
R Class/Shares Authorized	20,000,000		20,000,000
Sold	75,594	3,240,238	186,216	7,613,452
Issued in reinvestment of distributions	116,016	4,028,408	50,623	1,860,231
Redeemed	(62,368)	(2,663,637)	(209,542)	(8,432,505)
	129,242	4,605,009	27,297	1,041,178
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	447,721	19,329,176	481,786	19,037,581
Issued in reinvestment of distributions	328,441	11,454,659	91,088	3,369,664
Redeemed	(117,060)	(5,131,873)	(138,196)	(5,506,305)
	659,102	25,651,962	434,678	16,900,940
Net increase (decrease)	17,298,770	$598,515,849	10,997,667	$418,638,776
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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,974,091,957	$30,389,627	—
Temporary Cash Investments	4,025,297	20,657,971	—
	$2,978,117,254	$51,047,598	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $1,933,988 futures contracts purchased.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2021, the effect of equity price risk derivative instruments on the Statement of Operations was $2,306,859 in net realized gain (loss) on futures contract transactions and $(1,062,948) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
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The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,692,635,417
Gross tax appreciation of investments	$385,538,261
Gross tax depreciation of investments	(49,008,826)
Net tax appreciation (depreciation) of investments	$336,529,435

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$43.20	0.26	2.13	2.39	(0.27)	(9.57)	(9.84)	$35.75	6.24%	0.65%(4)	1.20%(4)	118%	$2,114,575
2021	$35.99	0.58	12.52	13.10	(0.58)	(5.31)	(5.89)	$43.20	39.42%	0.66%	1.44%	240%	$2,076,714
2020	$36.82	0.76	(0.07)	0.69	(0.77)	(0.75)	(1.52)	$35.99	1.70%	0.67%	2.08%	100%	$1,588,537
2019	$39.61	0.78	0.63	1.41	(0.73)	(3.47)	(4.20)	$36.82	4.43%	0.67%	2.07%	72%	$1,707,536
2018	$37.90	0.93	4.40	5.33	(0.88)	(2.74)	(3.62)	$39.61	14.32%	0.66%	2.33%	77%	$1,751,738
2017	$33.91	0.79	4.55	5.34	(0.76)	(0.59)	(1.35)	$37.90	15.95%	0.67%	2.16%	81%	$1,691,048
I Class
2021(3)	$43.28	0.31	2.12	2.43	(0.31)	(9.57)	(9.88)	$35.83	6.34%	0.45%(4)	1.40%(4)	118%	$610,473
2021	$36.05	0.65	12.55	13.20	(0.66)	(5.31)	(5.97)	$43.28	39.70%	0.46%	1.64%	240%	$584,160
2020	$36.88	0.83	(0.07)	0.76	(0.84)	(0.75)	(1.59)	$36.05	1.90%	0.47%	2.28%	100%	$272,307
2019	$39.66	0.85	0.65	1.50	(0.81)	(3.47)	(4.28)	$36.88	4.65%	0.47%	2.27%	72%	$306,583
2018	$37.94	0.99	4.43	5.42	(0.96)	(2.74)	(3.70)	$39.66	14.55%	0.46%	2.53%	77%	$274,687
2017	$33.95	0.86	4.55	5.41	(0.83)	(0.59)	(1.42)	$37.94	16.16%	0.47%	2.36%	81%	$181,620

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$43.11	0.20	2.13	2.33	(0.21)	(9.57)	(9.78)	$35.66	6.11%	0.90%(4)	0.95%(4)	118%	$215,038
2021	$35.93	0.48	12.49	12.97	(0.48)	(5.31)	(5.79)	$43.11	39.04%	0.91%	1.19%	240%	$180,616
2020	$36.76	0.67	(0.07)	0.60	(0.68)	(0.75)	(1.43)	$35.93	1.46%	0.92%	1.83%	100%	$130,398
2019	$39.55	0.69	0.63	1.32	(0.64)	(3.47)	(4.11)	$36.76	4.18%	0.92%	1.82%	72%	$152,312
2018	$37.85	0.83	4.39	5.22	(0.78)	(2.74)	(3.52)	$39.55	14.03%	0.91%	2.08%	77%	$155,233
2017	$33.87	0.69	4.55	5.24	(0.67)	(0.59)	(1.26)	$37.85	15.65%	0.92%	1.91%	81%	$156,863
C Class
2021(3)	$43.00	0.04	2.11	2.15	(0.04)	(9.57)	(9.61)	$35.54	5.70%	1.65%(4)	0.20%(4)	118%	$12,716
2021	$35.84	0.17	12.48	12.65	(0.18)	(5.31)	(5.49)	$43.00	38.05%	1.66%	0.44%	240%	$12,987
2020	$36.68	0.39	(0.08)	0.31	(0.40)	(0.75)	(1.15)	$35.84	0.68%	1.67%	1.08%	100%	$7,452
2019	$39.48	0.41	0.63	1.04	(0.37)	(3.47)	(3.84)	$36.68	3.40%	1.67%	1.07%	72%	$9,107
2018	$37.79	0.53	4.39	4.92	(0.49)	(2.74)	(3.23)	$39.48	13.18%	1.66%	1.33%	77%	$8,557
2017	$33.82	0.42	4.53	4.95	(0.39)	(0.59)	(0.98)	$37.79	14.77%	1.67%	1.16%	81%	$7,368
R Class
2021(3)	$43.18	0.15	2.12	2.27	(0.15)	(9.57)	(9.72)	$35.73	5.96%	1.15%(4)	0.70%(4)	118%	$19,717
2021	$35.97	0.38	12.51	12.89	(0.37)	(5.31)	(5.68)	$43.18	38.73%	1.16%	0.94%	240%	$18,245
2020	$36.81	0.58	(0.09)	0.49	(0.58)	(0.75)	(1.33)	$35.97	1.18%	1.17%	1.58%	100%	$14,218
2019	$39.59	0.60	0.64	1.24	(0.55)	(3.47)	(4.02)	$36.81	3.95%	1.17%	1.57%	72%	$24,676
2018	$37.89	0.73	4.40	5.13	(0.69)	(2.74)	(3.43)	$39.59	13.73%	1.16%	1.83%	77%	$25,298
2017	$33.91	0.60	4.55	5.15	(0.58)	(0.59)	(1.17)	$37.89	15.34%	1.17%	1.66%	81%	$28,052

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2021(3)	$43.29	0.31	2.13	2.44	(0.31)	(9.57)	(9.88)	$35.85	6.36%	0.45%(4)	1.40%(4)	118%	$55,504
2021	$36.06	0.63	12.57	13.20	(0.66)	(5.31)	(5.97)	$43.29	39.68%	0.46%	1.64%	240%	$38,493
2020	$36.89	0.83	(0.07)	0.76	(0.84)	(0.75)	(1.59)	$36.06	1.90%	0.47%	2.28%	100%	$16,388
2019	$39.66	0.88	0.63	1.51	(0.81)	(3.47)	(4.28)	$36.89	4.68%	0.47%	2.27%	72%	$13,615
2018	$37.95	0.91	4.50	5.41	(0.96)	(2.74)	(3.70)	$39.66	14.52%	0.46%	2.53%	77%	$4,241
2017(5)	$37.51	0.20	0.43	0.63	(0.19)	—	(0.19)	$37.95	1.68%	0.47%(4)	2.37%(4)	81%(6)	$175

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through June 30, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91456 2202

Semiannual Report

December 31, 2021

Disciplined Growth Fund
Investor Class (ADSIX)
I Class (ADCIX)
Y Class (ADCYX)
A Class (ADCVX)
C Class (ADCCX)
R Class (ADRRX)
R5 Class (ADGGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Economic, Earnings Gains Fueled Stock Market Rally

Most stocks rallied for the six-month period, even as inflation surged, the Federal Reserve (Fed) turned hawkish and another coronavirus variant emerged. Investors largely focused on upbeat economic data and continued, albeit waning, central bank support. These influences helped boost corporate earnings and promote investor optimism.

Steady economic gains combined with ongoing monetary support, rising energy prices and severe supply chain disruptions led to soaring inflation rates. By December, year-over-year headline inflation in the U.S. reached 7.0%, a 40-year high, prompting a hawkish turn from the Fed. The central bank, which began tapering its asset purchases in November, announced it would accelerate its tapering timetable and likely start hiking rates in early 2022.
Meanwhile, the emergence of the omicron variant in November triggered renewed concerns about the recovery’s sustainability, leading to a steep stock market sell-off. Sentiment shifted quickly, though, as reports suggested the highly transmissible omicron is less severe than other variants. Amid optimistic growth outlooks, stocks resumed their upward march to end the period.

Overall, stocks delivered solid gains for the six-month period, highlighted by the S&P 500 Index’s gain of nearly 12%. U.S. stocks generally outpaced non-U.S. developed markets stocks, while emerging markets stocks declined sharply. Large-cap stocks significantly outperformed small caps, which declined for the period. Growth stocks broadly outperformed their value peers except in the small-cap universe, where value outpaced growth.

Seeking Opportunity Amid Uncertainty

We expect market volatility to increase amid elevated inflation, tighter Fed policy and geopolitical uncertainties. Additionally, the rapid emergence of the omicron variant demonstrated the pandemic’s unclear path can still create market disruptions. Nevertheless, we remain optimistic that periods of market unrest often create compelling opportunities for professional asset managers.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	1.1%
Other Assets and Liabilities	(0.2)%

Top Five Industries	% of net assets
Software	18.5%
Technology Hardware, Storage and Peripherals	12.7%
Interactive Media and Services	11.6%
Semiconductors and Semiconductor Equipment	10.9%
Specialty Retail	6.8%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period(1) 7/1/21 - 12/31/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,121.40	$5.29	0.99%
I Class	$1,000	$1,122.90	$4.23	0.79%
Y Class	$1,000	$1,123.10	$3.96	0.74%
A Class	$1,000	$1,119.90	$6.63	1.24%
C Class	$1,000	$1,116.00	$10.61	1.99%
R Class	$1,000	$1,118.70	$7.96	1.49%
R5 Class	$1,000	$1,122.80	$4.23	0.79%
Hypothetical
Investor Class	$1,000	$1,020.22	$5.04	0.99%
I Class	$1,000	$1,021.22	$4.02	0.79%
Y Class	$1,000	$1,021.48	$3.77	0.74%
A Class	$1,000	$1,018.96	$6.31	1.24%
C Class	$1,000	$1,015.17	$10.11	1.99%
R Class	$1,000	$1,017.69	$7.58	1.49%
R5 Class	$1,000	$1,021.22	$4.02	0.79%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

DECEMBER 31, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace and Defense — 0.8%
Boeing Co. (The)(1)	22,210	$4,471,317
Automobiles — 2.6%
Tesla, Inc.(1)	12,890	13,621,894
Beverages — 0.3%
Coca-Cola Co. (The)	22,717	1,345,074
Biotechnology — 1.4%
AbbVie, Inc.	55,496	7,514,158
Building Products — 1.3%
AO Smith Corp.	38,916	3,340,939
Carlisle Cos., Inc.	6,492	1,610,795
Lennox International, Inc.	6,336	2,055,145
		7,006,879
Capital Markets — 4.4%
Blackstone, Inc.	26,348	3,409,168
Carlyle Group, Inc. (The)	39,513	2,169,264
Cboe Global Markets, Inc.	32,150	4,192,360
KKR & Co., Inc.	29,083	2,166,684
Moody's Corp.	9,099	3,553,887
Morgan Stanley	40,331	3,958,891
MSCI, Inc.	6,125	3,752,726
		23,202,980
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	36,091	5,188,081
Electrical Equipment — 0.6%
Atkore, Inc.(1)	13,527	1,504,067
Eaton Corp. plc	8,290	1,432,678
		2,936,745
Electronic Equipment, Instruments and Components — 0.5%
Zebra Technologies Corp., Class A(1)	4,415	2,627,808
Food and Staples Retailing — 1.6%
Costco Wholesale Corp.	14,409	8,179,989
Health Care Equipment and Supplies — 1.9%
ABIOMED, Inc.(1)	3,252	1,168,021
Align Technology, Inc.(1)	5,889	3,870,133
IDEXX Laboratories, Inc.(1)	3,859	2,540,997
Tandem Diabetes Care, Inc.(1)	16,012	2,410,126
		9,989,277
Health Care Providers and Services — 0.6%
Molina Healthcare, Inc.(1)	10,735	3,414,589
Health Care Technology — 0.7%
Omnicell, Inc.(1)	11,876	2,142,906
Veeva Systems, Inc., Class A(1)	6,617	1,690,511
		3,833,417
Hotels, Restaurants and Leisure — 1.8%
Chipotle Mexican Grill, Inc.(1)	1,908	3,335,661
Domino's Pizza, Inc.	8,066	4,551,886
6

	Shares	Value
Yum! Brands, Inc.	9,961	$1,383,184
		9,270,731
Industrial Conglomerates — 0.6%
3M Co.	19,076	3,388,470
Interactive Media and Services — 11.6%
Alphabet, Inc., Class A(1)	12,027	34,842,700
Alphabet, Inc., Class C(1)	1,101	3,185,843
Meta Platforms, Inc., Class A(1)	67,678	22,763,495
		60,792,038
Internet and Direct Marketing Retail — 5.6%
Amazon.com, Inc.(1)	8,031	26,778,084
Etsy, Inc.(1)	12,091	2,647,204
		29,425,288
IT Services — 2.5%
Accenture plc, Class A	16,709	6,926,716
EPAM Systems, Inc.(1)	2,854	1,907,756
Gartner, Inc.(1)	12,644	4,227,142
		13,061,614
Life Sciences Tools and Services — 1.3%
Avantor, Inc.(1)	67,829	2,858,314
Bruker Corp.	16,432	1,378,809
ICON plc(1)	2,684	831,235
West Pharmaceutical Services, Inc.	3,624	1,699,692
		6,768,050
Machinery — 1.6%
AGCO Corp.	20,855	2,419,597
Donaldson Co., Inc.	59,937	3,551,867
Lincoln Electric Holdings, Inc.	18,936	2,641,004
		8,612,468
Multiline Retail — 0.3%
Kohl's Corp.	36,722	1,813,700
Oil, Gas and Consumable Fuels — 1.3%
APA Corp.	69,637	1,872,539
Devon Energy Corp.	43,117	1,899,304
Targa Resources Corp.	58,155	3,038,017
		6,809,860
Paper and Forest Products — 0.4%
Louisiana-Pacific Corp.	25,643	2,009,129
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,908	1,076,542
Pharmaceuticals — 1.5%
Eli Lilly & Co.	3,873	1,069,800
Zoetis, Inc.	27,227	6,644,205
		7,714,005
Road and Rail — 0.8%
Old Dominion Freight Line, Inc.	11,721	4,200,572
Semiconductors and Semiconductor Equipment — 10.9%
ASML Holding NV, NY Shares	4,526	3,603,330
Broadcom, Inc.	14,712	9,789,512
KLA Corp.	11,143	4,792,716
Lam Research Corp.	6,016	4,326,406
Monolithic Power Systems, Inc.	3,317	1,636,375
7

	Shares	Value
NVIDIA Corp.	62,797	$18,469,226
NXP Semiconductors NV	12,970	2,954,306
QUALCOMM, Inc.	35,449	6,482,559
United Microelectronics Corp., ADR	224,583	2,627,621
Xilinx, Inc.	12,560	2,663,097
		57,345,148
Software — 18.5%
Adobe, Inc.(1)	7,794	4,419,666
Atlassian Corp. plc, Class A(1)	6,558	2,500,500
Autodesk, Inc.(1)	10,313	2,899,912
Box, Inc., Class A(1)	39,457	1,033,379
DocuSign, Inc.(1)	7,407	1,128,160
Fortinet, Inc.(1)	17,577	6,317,174
HubSpot, Inc.(1)	3,814	2,513,998
Intuit, Inc.	12,349	7,943,124
Microsoft Corp.	151,963	51,108,196
Palo Alto Networks, Inc.(1)	7,986	4,446,285
salesforce.com, Inc.(1)	11,216	2,850,322
ServiceNow, Inc.(1)	11,479	7,451,134
Zscaler, Inc.(1)	7,661	2,461,709
		97,073,559
Specialty Retail — 6.8%
Bath & Body Works, Inc.	21,093	1,472,080
Dick's Sporting Goods, Inc.	18,438	2,120,186
Home Depot, Inc. (The)	28,715	11,917,012
Lowe's Cos., Inc.	9,289	2,401,021
O'Reilly Automotive, Inc.(1)	7,556	5,336,274
TJX Cos., Inc. (The)	48,194	3,658,889
Ulta Beauty, Inc.(1)	14,503	5,980,167
Williams-Sonoma, Inc.	15,995	2,705,234
		35,590,863
Technology Hardware, Storage and Peripherals — 12.7%
Apple, Inc.	304,444	54,060,121
Dell Technologies, Inc., Class C(1)	44,498	2,499,452
HP, Inc.	97,734	3,681,640
NetApp, Inc.	37,818	3,478,878
Pure Storage, Inc., Class A(1)	46,369	1,509,311
Seagate Technology Holdings plc	16,196	1,829,824
		67,059,226
Textiles, Apparel and Luxury Goods — 3.0%
Columbia Sportswear Co.	39,307	3,830,074
Crocs, Inc.(1)	7,767	995,885
Levi Strauss & Co., Class A	69,343	1,735,655
lululemon athletica, Inc.(1)	4,403	1,723,554
NIKE, Inc., Class B	20,352	3,392,068
Tapestry, Inc.	79,177	3,214,586
Under Armour, Inc., Class C(1)	63,224	1,140,561
		16,032,383
TOTAL COMMON STOCKS (Cost $308,917,848)		521,375,854
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $1,095,473), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $1,073,755)		1,073,754
8

	Shares	Value
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 8/15/44, valued at $3,651,699), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $3,580,003)		$3,580,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	929,224	929,224
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,582,978)		5,582,978
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $314,500,826)		526,958,832
OTHER ASSETS AND LIABILITIES — (0.2)%		(852,905)
TOTAL NET ASSETS — 100.0%		$526,105,927

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

DECEMBER 31, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $314,500,826)	$526,958,832
Receivable for capital shares sold	501,033
Dividends and interest receivable	69,450
527,529,315

Liabilities
Payable for capital shares redeemed	981,545
Accrued management fees	412,122
Distribution and service fees payable	29,721
1,423,388

Net Assets	$526,105,927

Net Assets Consist of:
Capital (par value and paid-in surplus)	$301,145,191
Distributable earnings	224,960,736
$526,105,927

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$292,458,974	11,876,488	$24.63
I Class, $0.01 Par Value	$149,984,222	6,014,558	$24.94
Y Class, $0.01 Par Value	$133,365	5,335	$25.00
A Class, $0.01 Par Value	$51,980,921	2,165,342	$24.01*
C Class, $0.01 Par Value	$14,711,652	712,057	$20.66
R Class, $0.01 Par Value	$14,893,793	648,465	$22.97
R5 Class, $0.01 Par Value	$1,943,000	77,854	$24.96
*Maximum offering price $25.47 (net asset value divided by 0.9425).

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,094)	$1,376,901
Interest	526
1,377,427

Expenses:
Management fees	2,461,773
Distribution and service fees:
A Class	63,408
C Class	80,254
R Class	35,077
Directors' fees and expenses	16,919
Other expenses	1,526
2,658,957
Fees waived(1)	(26,365)
2,632,592

Net investment income (loss)	(1,255,165)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	54,188,924
Futures contract transactions	198,943
Foreign currency translation transactions	(2,745)
54,385,122

Change in net unrealized appreciation (depreciation) on investments	6,469,952

Net realized and unrealized gain (loss)	60,855,074

Net Increase (Decrease) in Net Assets Resulting from Operations	$59,599,909
(1)Amount consists of $14,450, $7,778, $8, $2,536, $803, $701 and $89 for Investor Class, I Class, Y Class, A Class, C Class, R Class and R5 Class, respectively.

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2021 (UNAUDITED) AND YEAR ENDED JUNE 30, 2021
Increase (Decrease) in Net Assets	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$(1,255,165)	$(1,391,367)
Net realized gain (loss)	54,385,122	82,175,714
Change in net unrealized appreciation (depreciation)	6,469,952	47,603,870
Net increase (decrease) in net assets resulting from operations	59,599,909	128,388,217

Distributions to Shareholders
From earnings:
Investor Class	(52,277,605)	(43,315,076)
I Class	(27,316,430)	(23,331,102)
Y Class	(24,223)	(41,485)
A Class	(9,510,177)	(6,605,695)
C Class	(3,087,061)	(3,987,546)
R Class	(2,743,911)	(1,907,301)
R5 Class	(345,987)	(240,227)
Decrease in net assets from distributions	(95,305,394)	(79,428,432)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	60,461,732	10,212,654

Net increase (decrease) in net assets	24,756,247	59,172,439

Net Assets
Beginning of period	501,349,680	442,177,241
End of period	$526,105,927	$501,349,680

See Notes to Financial Statements.
12

Notes to Financial Statements

DECEMBER 31, 2021 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. During the period ended December 31, 2021, the investment advisor agreed to waive 0.01% of the fund's management fee. The investment advisor expects this waiver to continue until October 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended December 31, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
			Before Waiver	After Waiver
Investor Class	0.6880% to 0.8700%	0.2500% to 0.3100%	0.99%	0.98%
I Class		0.0500% to 0.1100%	0.79%	0.78%
Y Class		0.0000% to 0.0600%	0.74%	0.73%
A Class		0.2500% to 0.3100%	0.99%	0.98%
C Class		0.2500% to 0.3100%	0.99%	0.98%
R Class		0.2500% to 0.3100%	0.99%	0.98%
R5 Class		0.0500% to 0.1100%	0.79%	0.78%

15

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $1,544,851 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2021 were $577,981,391 and $614,579,620, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2021		Year ended June 30, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	546,829	$15,302,720	1,520,837	$39,264,722
Issued in reinvestment of distributions	2,133,990	51,194,413	1,738,868	41,937,746
Redeemed	(993,089)	(27,684,026)	(2,845,378)	(73,249,106)
	1,687,730	38,813,107	414,327	7,953,362
I Class/Shares Authorized	100,000,000		100,000,000
Sold	224,259	6,290,666	1,130,115	29,321,025
Issued in reinvestment of distributions	1,119,687	27,197,206	955,719	23,243,092
Redeemed	(845,168)	(23,439,686)	(2,126,855)	(54,641,025)
	498,778	10,048,186	(41,021)	(2,076,908)
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	85	2,500	—	—
Issued in reinvestment of distributions	995	24,223	1,704	41,485
Redeemed	(1,592)	(46,083)	(5,288)	(132,608)
	(512)	(19,360)	(3,584)	(91,123)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	209,830	5,789,008	531,794	13,349,743
Issued in reinvestment of distributions	391,802	9,164,247	260,806	6,175,882
Redeemed	(228,207)	(6,294,298)	(420,160)	(10,675,909)
	373,425	8,658,957	372,440	8,849,716
C Class/Shares Authorized	20,000,000		20,000,000
Sold	8,757	208,350	39,930	912,965
Issued in reinvestment of distributions	152,345	3,066,714	187,436	3,964,277
Redeemed	(165,469)	(4,015,486)	(527,323)	(11,884,827)
	(4,367)	(740,422)	(299,957)	(7,007,585)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	52,784	1,377,999	134,561	3,289,373
Issued in reinvestment of distributions	122,606	2,743,911	82,771	1,895,443
Redeemed	(36,730)	(985,762)	(115,203)	(2,833,461)
	138,660	3,136,148	102,129	2,351,355
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	15,577	437,922	21,815	563,135
Issued in reinvestment of distributions	14,232	345,987	9,874	240,227
Redeemed	(8,351)	(218,793)	(22,244)	(569,525)
	21,458	565,116	9,445	233,837
Net increase (decrease)	2,715,172	$60,461,732	553,779	$10,212,654

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$521,375,854	—	—
Temporary Cash Investments	929,224	$4,653,754	—
	$522,305,078	$4,653,754	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $5,668,598 futures contracts purchased.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2021, the effect of equity price risk derivative instruments on the Statement of Operations was $198,943 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$315,335,795
Gross tax appreciation of investments	$216,289,015
Gross tax depreciation of investments	(4,665,978)
Net tax appreciation (depreciation) of investments	$211,623,037

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$26.83	(0.07)	3.20	3.13	—	(5.33)	(5.33)	$24.63	12.14%	0.99%(4)	1.00%(4)	(0.47)%(4)	(0.48)%(4)	112%	$292,459
2021	$24.39	(0.07)	7.17	7.10	—	(4.66)	(4.66)	$26.83	31.26%	1.00%	1.01%	(0.28)%	(0.29)%	189%	$273,391
2020	$21.76	(0.02)	4.59	4.57	—	(1.94)	(1.94)	$24.39	22.13%	1.01%	1.02%	(0.10)%	(0.11)%	142%	$238,408
2019	$24.05	0.05	1.08	1.13	(0.04)	(3.38)	(3.42)	$21.76	6.61%	1.02%	1.02%	0.24%	0.24%	105%	$250,920
2018	$22.10	0.05	3.97	4.02	(0.03)	(2.04)	(2.07)	$24.05	18.80%	1.02%	1.02%	0.21%	0.21%	97%	$362,865
2017	$18.36	0.11	3.74	3.85	(0.11)	—	(0.11)	$22.10	20.88%	1.02%	1.02%	0.51%	0.51%	124%	$434,242
I Class
2021(3)	$27.08	(0.04)	3.23	3.19	—	(5.33)	(5.33)	$24.94	12.29%	0.79%(4)	0.80%(4)	(0.27)%(4)	(0.28)%(4)	112%	$149,984
2021	$24.54	(0.02)	7.22	7.20	—	(4.66)	(4.66)	$27.08	31.50%	0.80%	0.81%	(0.08)%	(0.09)%	189%	$149,388
2020	$21.84	0.02	4.62	4.64	—	(1.94)	(1.94)	$24.54	22.38%	0.81%	0.82%	0.10%	0.09%	142%	$136,351
2019	$24.13	0.10	1.08	1.18	(0.09)	(3.38)	(3.47)	$21.84	6.82%	0.82%	0.82%	0.44%	0.44%	105%	$213,805
2018	$22.16	0.10	3.99	4.09	(0.08)	(2.04)	(2.12)	$24.13	19.01%	0.82%	0.82%	0.41%	0.41%	97%	$231,261
2017	$18.41	0.15	3.75	3.90	(0.15)	—	(0.15)	$22.16	21.18%	0.82%	0.82%	0.71%	0.71%	124%	$238,480

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2021(3)	$27.13	(0.03)	3.23	3.20	—	(5.33)	(5.33)	$25.00	12.31%	0.74%(4)	0.75%(4)	(0.22)%(4)	(0.23)%(4)	112%	$133
2021	$24.56	(0.01)	7.24	7.23	—	(4.66)	(4.66)	$27.13	31.61%	0.75%	0.76%	(0.03)%	(0.04)%	189%	$159
2020	$21.85	0.04	4.61	4.65	—	(1.94)	(1.94)	$24.56	22.42%	0.76%	0.77%	0.15%	0.14%	142%	$232
2019	$24.14	0.12	1.07	1.19	(0.10)	(3.38)	(3.48)	$21.85	6.87%	0.77%	0.77%	0.49%	0.49%	105%	$579
2018	$22.17	0.11	3.99	4.10	(0.09)	(2.04)	(2.13)	$24.14	19.06%	0.77%	0.77%	0.46%	0.46%	97%	$6
2017(5)	$21.62	0.04	0.63	0.67	(0.12)	—	(0.12)	$22.17	3.07%	0.77%(4)	0.77%(4)	0.74%(4)	0.74%(4)	124%(6)	$5
A Class
2021(3)	$26.31	(0.10)	3.13	3.03	—	(5.33)	(5.33)	$24.01	11.99%	1.24%(4)	1.25%(4)	(0.72)%(4)	(0.73)%(4)	112%	$51,981
2021	$24.05	(0.13)	7.05	6.92	—	(4.66)	(4.66)	$26.31	30.93%	1.25%	1.26%	(0.53)%	(0.54)%	189%	$47,150
2020	$21.53	(0.08)	4.54	4.46	—	(1.94)	(1.94)	$24.05	21.84%	1.26%	1.27%	(0.35)%	(0.36)%	142%	$34,139
2019	$23.87	—(7)	1.06	1.06	(0.02)	(3.38)	(3.40)	$21.53	6.32%	1.27%	1.27%	(0.01)%	(0.01)%	105%	$31,650
2018	$21.97	(0.01)	3.95	3.94	—	(2.04)	(2.04)	$23.87	18.48%	1.27%	1.27%	(0.04)%	(0.04)%	97%	$37,832
2017	$18.28	0.05	3.72	3.77	(0.08)	—	(0.08)	$21.97	20.61%	1.27%	1.27%	0.26%	0.26%	124%	$58,469

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2021(3)	$23.41	(0.18)	2.76	2.58	—	(5.33)	(5.33)	$20.66	11.60%	1.99%(4)	2.00%(4)	(1.47)%(4)	(1.48)%(4)	112%	$14,712
2021	$21.99	(0.29)	6.37	6.08	—	(4.66)	(4.66)	$23.41	29.92%	2.00%	2.01%	(1.28)%	(1.29)%	189%	$16,775
2020	$19.98	(0.22)	4.17	3.95	—	(1.94)	(1.94)	$21.99	20.94%	2.01%	2.02%	(1.10)%	(1.11)%	142%	$22,346
2019	$22.55	(0.16)	0.97	0.81	—	(3.38)	(3.38)	$19.98	5.57%	2.02%	2.02%	(0.76)%	(0.76)%	105%	$26,088
2018	$21.00	(0.17)	3.76	3.59	—	(2.04)	(2.04)	$22.55	17.57%	2.02%	2.02%	(0.79)%	(0.79)%	97%	$40,253
2017	$17.54	(0.09)	3.55	3.46	—	—	—	$21.00	19.73%	2.02%	2.02%	(0.49)%	(0.49)%	124%	$44,456
R Class
2021(3)	$25.42	(0.13)	3.01	2.88	—	(5.33)	(5.33)	$22.97	11.87%	1.49%(4)	1.50%(4)	(0.97)%(4)	(0.98)%(4)	112%	$14,894
2021	$23.42	(0.19)	6.85	6.66	—	(4.66)	(4.66)	$25.42	30.63%	1.50%	1.51%	(0.78)%	(0.79)%	189%	$12,958
2020	$21.06	(0.13)	4.43	4.30	—	(1.94)	(1.94)	$23.42	21.56%	1.51%	1.52%	(0.60)%	(0.61)%	142%	$9,548
2019	$23.47	(0.06)	1.03	0.97	—	(3.38)	(3.38)	$21.06	6.03%	1.52%	1.52%	(0.26)%	(0.26)%	105%	$9,948
2018	$21.68	(0.06)	3.89	3.83	—	(2.04)	(2.04)	$23.47	18.20%	1.52%	1.52%	(0.29)%	(0.29)%	97%	$10,626
2017	$18.06	—(7)	3.67	3.67	(0.05)	—	(0.05)	$21.68	20.33%	1.52%	1.52%	0.01%	0.01%	124%	$11,184

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2021(3)	$27.10	(0.04)	3.23	3.19	—	(5.33)	(5.33)	$24.96	12.28%	0.79%(4)	0.80%(4)	(0.27)%(4)	(0.28)%(4)	112%	$1,943
2021	$24.55	(0.02)	7.23	7.21	—	(4.66)	(4.66)	$27.10	31.53%	0.80%	0.81%	(0.08)%	(0.09)%	189%	$1,528
2020	$21.85	0.02	4.62	4.64	—	(1.94)	(1.94)	$24.55	22.37%	0.81%	0.82%	0.10%	0.09%	142%	$1,153
2019	$24.14	0.10	1.08	1.18	(0.09)	(3.38)	(3.47)	$21.85	6.82%	0.82%	0.82%	0.44%	0.44%	105%	$957
2018	$22.17	0.10	3.99	4.09	(0.08)	(2.04)	(2.12)	$24.14	19.00%	0.82%	0.82%	0.41%	0.41%	97%	$1,142
2017(5)	$21.62	0.03	0.63	0.66	(0.11)	—	(0.11)	$22.17	3.06%	0.82%(4)	0.82%(4)	0.69%(4)	0.69%(4)	124%(6)	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2021 (unaudited).
(4)Annualized.
(5)April 10, 2017 (commencement of sale) through June 30, 2017.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.
(7)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91454 2202

Semiannual Report

December 31, 2021

Equity Growth Fund
Investor Class (BEQGX)
I Class (AMEIX)
A Class (BEQAX)
C Class (AEYCX)
R Class (AEYRX)
R5 Class (AEYGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Economic, Earnings Gains Fueled Stock Market Rally

Most stocks rallied for the six-month period, even as inflation surged, the Federal Reserve (Fed) turned hawkish and another coronavirus variant emerged. Investors largely focused on upbeat economic data and continued, albeit waning, central bank support. These influences helped boost corporate earnings and promote investor optimism.

Steady economic gains combined with ongoing monetary support, rising energy prices and severe supply chain disruptions led to soaring inflation rates. By December, year-over-year headline inflation in the U.S. reached 7.0%, a 40-year high, prompting a hawkish turn from the Fed. The central bank, which began tapering its asset purchases in November, announced it would accelerate its tapering timetable and likely start hiking rates in early 2022.
Meanwhile, the emergence of the omicron variant in November triggered renewed concerns about the recovery’s sustainability, leading to a steep stock market sell-off. Sentiment shifted quickly, though, as reports suggested the highly transmissible omicron is less severe than other variants. Amid optimistic growth outlooks, stocks resumed their upward march to end the period.

Overall, stocks delivered solid gains for the six-month period, highlighted by the S&P 500 Index’s gain of nearly 12%. U.S. stocks generally outpaced non-U.S. developed markets stocks, while emerging markets stocks declined sharply. Large-cap stocks significantly outperformed small caps, which declined for the period. Growth stocks broadly outperformed their value peers except in the small-cap universe, where value outpaced growth.

Seeking Opportunity Amid Uncertainty

We expect market volatility to increase amid elevated inflation, tighter Fed policy and geopolitical uncertainties. Additionally, the rapid emergence of the omicron variant demonstrated the pandemic’s unclear path can still create market disruptions. Nevertheless, we remain optimistic that periods of market unrest often create compelling opportunities for professional asset managers.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Temporary Cash Investments	0.7%
Other Assets and Liabilities	(0.1)%

Top Five Industries	% of net assets
Software	10.1%
Technology Hardware, Storage and Peripherals	8.6%
Interactive Media and Services	7.7%
Semiconductors and Semiconductor Equipment	6.3%
Specialty Retail	5.3%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period(1) 7/1/21 - 12/31/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,096.50	$3.43	0.65%
I Class	$1,000	$1,097.50	$2.38	0.45%
A Class	$1,000	$1,094.90	$4.75	0.90%
C Class	$1,000	$1,090.80	$8.70	1.65%
R Class	$1,000	$1,093.60	$6.07	1.15%
R5 Class	$1,000	$1,097.20	$2.38	0.45%
Hypothetical
Investor Class	$1,000	$1,021.93	$3.31	0.65%
I Class	$1,000	$1,022.94	$2.29	0.45%
A Class	$1,000	$1,020.67	$4.58	0.90%
C Class	$1,000	$1,016.89	$8.39	1.65%
R Class	$1,000	$1,019.41	$5.85	1.15%
R5 Class	$1,000	$1,022.94	$2.29	0.45%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 1.1%
Boeing Co. (The)(1)	107,394	$21,620,560
General Dynamics Corp.	32,845	6,847,197
		28,467,757
Air Freight and Logistics — 0.9%
Expeditors International of Washington, Inc.	69,678	9,357,058
FedEx Corp.	59,934	15,501,330
		24,858,388
Automobiles — 2.4%
Tesla, Inc.(1)	60,803	64,255,394
Banks — 3.0%
Bank of America Corp.	886,744	39,451,240
JPMorgan Chase & Co.	262,605	41,583,502
		81,034,742
Beverages — 0.5%
Coca-Cola Co. (The)	203,548	12,052,077
Biotechnology — 2.2%
AbbVie, Inc.	431,513	58,426,860
Building Products — 0.4%
AO Smith Corp.	112,007	9,615,801
Capital Markets — 5.0%
Blackstone, Inc.	60,672	7,850,350
Carlyle Group, Inc. (The)	142,969	7,848,998
Cboe Global Markets, Inc.	75,134	9,797,474
Goldman Sachs Group, Inc. (The)	58,907	22,534,873
Intercontinental Exchange, Inc.	62,439	8,539,782
KKR & Co., Inc.	109,778	8,178,461
Moody's Corp.	33,503	13,085,602
Morgan Stanley	263,321	25,847,589
S&P Global, Inc.	33,469	15,795,025
T. Rowe Price Group, Inc.	74,803	14,709,262
		134,187,416
Chemicals — 1.4%
Celanese Corp.	59,872	10,062,088
Olin Corp.	161,836	9,308,807
Sherwin-Williams Co. (The)	53,647	18,892,328
		38,263,223
Commercial Services and Supplies — 1.2%
Republic Services, Inc.	78,539	10,952,263
Waste Management, Inc.	129,011	21,531,936
		32,484,199
Communications Equipment — 1.7%
Arista Networks, Inc.(1)	124,363	17,877,181
Cisco Systems, Inc.	219,940	13,937,598
Lumentum Holdings, Inc.(1)	120,958	12,793,728
		44,608,507
Construction and Engineering — 1.6%
Dycom Industries, Inc.(1)	136,128	12,763,361
6

	Shares	Value
MasTec, Inc.(1)	147,357	$13,598,104
Quanta Services, Inc.	133,582	15,316,512
		41,677,977
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	63,820	19,082,180
Diversified Telecommunication Services — 0.5%
Lumen Technologies, Inc.	1,060,804	13,313,090
Electrical Equipment — 0.4%
Atkore, Inc.(1)	97,353	10,824,680
Electronic Equipment, Instruments and Components — 0.5%
Zebra Technologies Corp., Class A(1)	22,842	13,595,558
Equity Real Estate Investment Trusts (REITs) — 1.3%
ProLogis, Inc.	161,810	27,242,331
Public Storage	18,271	6,843,586
		34,085,917
Food and Staples Retailing — 3.2%
Albertsons Cos., Inc., Class A	220,540	6,658,103
Costco Wholesale Corp.	55,170	31,320,009
Kroger Co. (The)	339,980	15,387,495
Walgreens Boots Alliance, Inc.	169,209	8,825,941
Walmart, Inc.	157,097	22,730,365
		84,921,913
Food Products — 0.9%
Archer-Daniels-Midland Co.	211,635	14,304,410
Tyson Foods, Inc., Class A	102,075	8,896,857
		23,201,267
Health Care Equipment and Supplies — 2.3%
Abbott Laboratories	219,553	30,899,889
Align Technology, Inc.(1)	16,244	10,675,232
Stryker Corp.	52,750	14,106,405
Tandem Diabetes Care, Inc.(1)	44,407	6,684,142
		62,365,668
Health Care Providers and Services — 4.8%
AMN Healthcare Services, Inc.(1)	65,008	7,952,429
Anthem, Inc.	32,101	14,880,097
McKesson Corp.	123,487	30,695,164
Molina Healthcare, Inc.(1)	95,163	30,269,447
UnitedHealth Group, Inc.	89,432	44,907,384
		128,704,521
Health Care Technology — 0.4%
Omnicell, Inc.(1)	53,180	9,595,799
Hotels, Restaurants and Leisure — 0.7%
Chipotle Mexican Grill, Inc.(1)	5,536	9,678,312
Domino's Pizza, Inc.	15,393	8,686,732
		18,365,044
Household Durables — 0.5%
Mohawk Industries, Inc.(1)	76,475	13,932,216
Household Products — 0.4%
Procter & Gamble Co. (The)	65,812	10,765,527
Industrial Conglomerates — 0.8%
3M Co.	60,825	10,804,345
Honeywell International, Inc.	46,823	9,763,063
		20,567,408
7

	Shares	Value
Insurance — 0.8%
Fidelity National Financial, Inc.	132,493	$6,913,485
Marsh & McLennan Cos., Inc.	78,027	13,562,653
		20,476,138
Interactive Media and Services — 7.7%
Alphabet, Inc., Class A(1)	29,767	86,236,190
Alphabet, Inc., Class C(1)	16,411	47,486,705
Meta Platforms, Inc., Class A(1)	186,253	62,646,197
Ziff Davis, Inc.(1)	98,221	10,888,780
		207,257,872
Internet and Direct Marketing Retail — 4.3%
Amazon.com, Inc.(1)	32,178	107,292,393
Etsy, Inc.(1)	34,209	7,489,718
		114,782,111
IT Services — 3.1%
Accenture plc, Class A	73,607	30,513,782
Akamai Technologies, Inc.(1)	128,425	15,030,862
Cognizant Technology Solutions Corp., Class A	265,843	23,585,591
Gartner, Inc.(1)	43,569	14,565,988
		83,696,223
Life Sciences Tools and Services — 1.5%
Bruker Corp.	50,633	4,248,615
Charles River Laboratories International, Inc.(1)	24,600	9,268,788
Mettler-Toledo International, Inc.(1)	5,329	9,044,432
PerkinElmer, Inc.	51,673	10,389,374
West Pharmaceutical Services, Inc.	18,226	8,548,176
		41,499,385
Machinery — 1.8%
AGCO Corp.	162,208	18,819,372
Donaldson Co., Inc.	306,042	18,136,049
Dover Corp.	62,264	11,307,143
		48,262,564
Media — 0.9%
Comcast Corp., Class A	463,427	23,324,281
Multiline Retail — 0.7%
Target Corp.	81,864	18,946,604
Oil, Gas and Consumable Fuels — 1.5%
APA Corp.	211,507	5,687,423
Devon Energy Corp.	358,618	15,797,123
Enviva Partners LP	121,696	8,569,832
Targa Resources Corp.	196,281	10,253,720
		40,308,098
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	75,597	5,923,025
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	203,735	12,702,877
Johnson & Johnson	170,699	29,201,478
Merck & Co., Inc.	127,446	9,767,462
Roche Holding AG	56,914	23,611,406
Zoetis, Inc.	108,642	26,511,907
		101,795,130
Professional Services — 0.2%
Verisk Analytics, Inc.	29,194	6,677,544
8

	Shares	Value
Road and Rail — 2.8%
ArcBest Corp.	63,546	$7,615,988
J.B. Hunt Transport Services, Inc.	77,789	15,900,072
Old Dominion Freight Line, Inc.	45,433	16,282,279
Ryder System, Inc.	126,979	10,466,879
Union Pacific Corp.	103,321	26,029,659
		76,294,877
Semiconductors and Semiconductor Equipment — 6.3%
Analog Devices, Inc.	69,046	12,136,215
Broadcom, Inc.	55,549	36,962,860
Cirrus Logic, Inc.(1)	99,991	9,201,172
KLA Corp.	30,146	12,966,096
NVIDIA Corp.	116,683	34,317,637
NXP Semiconductors NV	77,798	17,720,829
Onto Innovation, Inc.(1)	121,930	12,342,974
QUALCOMM, Inc.	133,645	24,439,661
Synaptics, Inc.(1)	34,952	10,118,954
		170,206,398
Software — 10.1%
Adobe, Inc.(1)	21,260	12,055,696
Atlassian Corp. plc, Class A(1)	24,744	9,434,640
HubSpot, Inc.(1)	14,230	9,379,704
Intuit, Inc.	31,883	20,507,783
Microsoft Corp.	526,712	177,143,780
Oracle Corp. (New York)	192,762	16,810,774
Palo Alto Networks, Inc.(1)	27,282	15,189,526
Synopsys, Inc.(1)	31,516	11,613,646
		272,135,549
Specialty Retail — 5.3%
Academy Sports & Outdoors, Inc.(1)	205,198	9,008,192
Bath & Body Works, Inc.	107,611	7,510,172
Dick's Sporting Goods, Inc.	146,726	16,872,023
Home Depot, Inc. (The)	108,135	44,877,106
Lowe's Cos., Inc.	30,945	7,998,664
O'Reilly Automotive, Inc.(1)	14,086	9,947,956
RH(1)	11,924	6,390,548
Signet Jewelers Ltd.	105,556	9,186,539
Ulta Beauty, Inc.(1)	27,712	11,426,766
Urban Outfitters, Inc.(1)	229,405	6,735,331
Williams-Sonoma, Inc.	69,441	11,744,556
		141,697,853
Technology Hardware, Storage and Peripherals — 8.6%
Apple, Inc.	976,401	173,379,526
Dell Technologies, Inc., Class C(1)	304,954	17,129,266
HP, Inc.	404,771	15,247,724
NetApp, Inc.	130,464	12,001,383
Seagate Technology Holdings plc	126,223	14,260,674
		232,018,573
Textiles, Apparel and Luxury Goods — 1.0%
Columbia Sportswear Co.	92,691	9,031,811
Levi Strauss & Co., Class A	400,384	10,021,612
9

	Shares	Value
NIKE, Inc., Class B	49,145	$8,190,997
		27,244,420
TOTAL COMMON STOCKS (Cost $1,975,017,455)		2,665,799,774
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $3,795,311), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $3,720,069)		3,720,066
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $12,653,200), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $12,405,010)		12,405,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,219,335	3,219,335
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,344,401)		19,344,401
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,994,361,856)		2,685,144,175
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,869,408)
TOTAL NET ASSETS — 100.0%		$2,683,274,767

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

DECEMBER 31, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,994,361,856)	$2,685,144,175
Cash	186,216
Receivable for capital shares sold	293,530
Dividends and interest receivable	486,459
2,686,110,380

Liabilities
Payable for capital shares redeemed	1,432,367
Accrued management fees	1,372,079
Distribution and service fees payable	31,167
2,835,613

Net Assets	$2,683,274,767

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,918,113,424
Distributable earnings	765,161,343
$2,683,274,767

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$2,080,671,948	66,523,094	$31.28
I Class, $0.01 Par Value	$490,245,248	15,648,060	$31.33
A Class, $0.01 Par Value	$74,833,898	2,397,822	$31.21*
C Class, $0.01 Par Value	$4,885,340	160,391	$30.46
R Class, $0.01 Par Value	$26,870,153	860,713	$31.22
R5 Class, $0.01 Par Value	$5,768,180	184,091	$31.33
*Maximum offering price $33.11 (net asset value divided by 0.9425).

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $66,943)	$14,403,072
Interest	4,730
14,407,802

Expenses:
Management fees	8,146,142
Distribution and service fees:
A Class	97,483
C Class	24,717
R Class	65,545
Directors' fees and expenses	86,589
Other expenses	5,666
8,426,142

Net investment income (loss)	5,981,660

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	182,669,821
Futures contract transactions	4,984,479
Foreign currency translation transactions	(22,216)
187,632,084

Change in net unrealized appreciation (depreciation) on:
Investments	51,705,349
Futures contracts	(969,686)
50,735,663

Net realized and unrealized gain (loss)	238,367,747

Net Increase (Decrease) in Net Assets Resulting from Operations	$244,349,407

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2021 (UNAUDITED) AND YEAR ENDED JUNE 30, 2021
Increase (Decrease) in Net Assets	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$5,981,660	$20,823,731
Net realized gain (loss)	187,632,084	565,807,291
Change in net unrealized appreciation (depreciation)	50,735,663	151,396,719
Net increase (decrease) in net assets resulting from operations	244,349,407	738,027,741

Distributions to Shareholders
From earnings:
Investor Class	(451,621,076)	(222,778,857)
I Class	(106,364,165)	(34,006,711)
A Class	(16,376,455)	(7,821,585)
C Class	(1,042,610)	(629,536)
R Class	(5,679,469)	(2,618,196)
R5 Class	(1,234,253)	(320,232)
Decrease in net assets from distributions	(582,318,028)	(268,175,117)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	363,068,994	(111,794,999)

Net increase (decrease) in net assets	25,100,373	358,057,625

Net Assets
Beginning of period	2,658,174,394	2,300,116,769
End of period	$2,683,274,767	$2,658,174,394

See Notes to Financial Statements.
13

Notes to Financial Statements

DECEMBER 31, 2021 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks.
The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
14

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
15

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 8% of the shares of the fund.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.
The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.64%
I Class		0.0500% to 0.1100%	0.44%
A Class		0.2500% to 0.3100%	0.64%
C Class		0.2500% to 0.3100%	0.64%
R Class		0.2500% to 0.3100%	0.64%
R5 Class		0.0500% to 0.1100%	0.44%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
16

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,186,389 and $11,724,130, respectively. The effect of interfund transactions on the Statement of Operations was $(870,183) in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2021 were $3,121,562,852 and $3,268,651,671, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2021		Year ended June 30, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	850,000,000		850,000,000
Sold	1,000,459	$37,090,359	2,424,675	$81,897,970
Issued in reinvestment of distributions	14,443,241	439,294,866	6,899,868	217,044,832
Redeemed	(3,575,350)	(130,716,262)	(13,509,293)	(469,174,501)
	11,868,350	345,668,963	(4,184,750)	(170,231,699)
I Class/Shares Authorized	140,000,000		140,000,000
Sold	542,977	20,284,284	7,475,940	267,781,501
Issued in reinvestment of distributions	3,458,793	105,412,845	1,061,370	33,542,167
Redeemed	(3,338,688)	(123,557,760)	(7,334,248)	(243,596,782)
	663,082	2,139,369	1,203,062	57,726,886
A Class/Shares Authorized	40,000,000		40,000,000
Sold	112,472	3,959,463	339,386	11,409,094
Issued in reinvestment of distributions	507,084	15,385,076	229,253	7,193,839
Redeemed	(283,546)	(10,361,128)	(532,499)	(18,242,353)
	336,010	8,983,411	36,140	360,580
C Class/Shares Authorized	20,000,000		20,000,000
Sold	9,097	288,065	21,679	722,533
Issued in reinvestment of distributions	32,224	953,524	19,316	596,100
Redeemed	(18,749)	(692,644)	(99,345)	(3,250,413)
	22,572	548,945	(58,350)	(1,931,780)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	74,477	2,799,588	134,094	4,517,560
Issued in reinvestment of distributions	187,228	5,679,449	80,744	2,530,679
Redeemed	(82,402)	(3,119,928)	(237,590)	(8,008,259)
	179,303	5,359,109	(22,752)	(960,020)
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	24,959	885,950	104,140	3,697,234
Issued in reinvestment of distributions	31,898	972,167	9,937	314,032
Redeemed	(39,247)	(1,488,920)	(23,201)	(770,232)
	17,610	369,197	90,876	3,241,034
Net increase (decrease)	13,086,927	$363,068,994	(2,935,774)	$(111,794,999)

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,642,188,368	$23,611,406	—
Temporary Cash Investments	3,219,335	16,125,066	—
	$2,645,407,703	$39,736,472	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $22,773,672 futures contracts purchased.
At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2021, the effect of equity price risk derivative instruments on the Statement of Operations was $4,984,479 in net realized gain (loss) on futures contract transactions and $(969,686) in change in net unrealized appreciation (depreciation) on futures contracts.
8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
18

9. Federal Tax Information
The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,999,096,522
Gross tax appreciation of investments	$715,933,687
Gross tax depreciation of investments	(29,886,034)
Net tax appreciation (depreciation) of investments	$686,047,653

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
19

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$36.56	0.08	3.19	3.27	(0.08)	(8.47)	(8.55)	$31.28	9.65%	0.65%(4)	0.42%(4)	119%	$2,080,672
2021	$30.41	0.29	9.82	10.11	(0.29)	(3.67)	(3.96)	$36.56	35.42%	0.66%	0.84%	186%	$1,998,353
2020	$31.73	0.34	1.58	1.92	(0.33)	(2.91)	(3.24)	$30.41	5.86%	0.67%	1.09%	113%	$1,789,426
2019	$33.36	0.39	1.56	1.95	(0.37)	(3.21)	(3.58)	$31.73	7.21%	0.67%	1.23%	80%	$2,289,532
2018	$31.79	0.43	4.40	4.83	(0.40)	(2.86)	(3.26)	$33.36	15.62%	0.66%	1.30%	84%	$2,557,773
2017	$27.44	0.40	4.50	4.90	(0.40)	(0.15)	(0.55)	$31.79	17.99%	0.67%	1.34%	85%	$2,542,710
I Class
2021(3)	$36.61	0.12	3.19	3.31	(0.12)	(8.47)	(8.59)	$31.33	9.75%	0.45%(4)	0.62%(4)	119%	$490,245
2021	$30.45	0.34	9.85	10.19	(0.36)	(3.67)	(4.03)	$36.61	35.68%	0.46%	1.04%	186%	$548,632
2020	$31.76	0.40	1.59	1.99	(0.39)	(2.91)	(3.30)	$30.45	6.10%	0.47%	1.29%	113%	$419,610
2019	$33.39	0.45	1.56	2.01	(0.43)	(3.21)	(3.64)	$31.76	7.41%	0.47%	1.43%	80%	$445,933
2018	$31.82	0.50	4.40	4.90	(0.47)	(2.86)	(3.33)	$33.39	15.87%	0.46%	1.50%	84%	$392,859
2017	$27.46	0.46	4.51	4.97	(0.46)	(0.15)	(0.61)	$31.82	18.21%	0.47%	1.54%	85%	$471,260

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$36.50	0.03	3.18	3.21	(0.03)	(8.47)	(8.50)	$31.21	9.49%	0.90%(4)	0.17%(4)	119%	$74,834
2021	$30.36	0.20	9.81	10.01	(0.20)	(3.67)	(3.87)	$36.50	35.10%	0.91%	0.59%	186%	$75,252
2020	$31.69	0.26	1.57	1.83	(0.25)	(2.91)	(3.16)	$30.36	5.57%	0.92%	0.84%	113%	$61,504
2019	$33.32	0.31	1.57	1.88	(0.30)	(3.21)	(3.51)	$31.69	6.96%	0.92%	0.98%	80%	$81,086
2018	$31.76	0.35	4.39	4.74	(0.32)	(2.86)	(3.18)	$33.32	15.32%	0.91%	1.05%	84%	$91,750
2017	$27.41	0.32	4.50	4.82	(0.32)	(0.15)	(0.47)	$31.76	17.71%	0.92%	1.09%	85%	$116,980
C Class
2021(3)	$35.92	(0.11)	3.12	3.01	—	(8.47)	(8.47)	$30.46	9.08%	1.65%(4)	(0.58)%(4)	119%	$4,885
2021	$29.98	(0.05)	9.66	9.61	—(5)	(3.67)	(3.67)	$35.92	34.07%	1.66%	(0.16)%	186%	$4,950
2020	$31.34	0.03	1.55	1.58	(0.03)	(2.91)	(2.94)	$29.98	4.80%	1.67%	0.09%	113%	$5,880
2019	$33.00	0.07	1.55	1.62	(0.07)	(3.21)	(3.28)	$31.34	6.17%	1.67%	0.23%	80%	$7,378
2018	$31.50	0.10	4.34	4.44	(0.08)	(2.86)	(2.94)	$33.00	14.48%	1.66%	0.30%	84%	$11,191
2017	$27.19	0.10	4.46	4.56	(0.10)	(0.15)	(0.25)	$31.50	16.78%	1.67%	0.34%	85%	$11,777
R Class
2021(3)	$36.53	(0.02)	3.19	3.17	(0.01)	(8.47)	(8.48)	$31.22	9.36%	1.15%(4)	(0.08)%(4)	119%	$26,870
2021	$30.38	0.12	9.81	9.93	(0.11)	(3.67)	(3.78)	$36.53	34.77%	1.16%	0.34%	186%	$24,891
2020	$31.71	0.18	1.57	1.75	(0.17)	(2.91)	(3.08)	$30.38	5.31%	1.17%	0.59%	113%	$21,394
2019	$33.34	0.23	1.57	1.80	(0.22)	(3.21)	(3.43)	$31.71	6.69%	1.17%	0.73%	80%	$21,413
2018	$31.78	0.28	4.37	4.65	(0.23)	(2.86)	(3.09)	$33.34	15.06%	1.16%	0.80%	84%	$22,576
2017	$27.43	0.25	4.50	4.75	(0.25)	(0.15)	(0.40)	$31.78	17.37%	1.17%	0.84%	85%	$31,953

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2021(3)	$36.62	0.12	3.18	3.30	(0.12)	(8.47)	(8.59)	$31.33	9.72%	0.45%(4)	0.62%(4)	119%	$5,768
2021	$30.45	0.34	9.86	10.20	(0.36)	(3.67)	(4.03)	$36.62	35.72%	0.46%	1.04%	186%	$6,096
2020	$31.77	0.40	1.58	1.98	(0.39)	(2.91)	(3.30)	$30.45	6.06%	0.47%	1.29%	113%	$2,302
2019	$33.39	0.45	1.57	2.02	(0.43)	(3.21)	(3.64)	$31.77	7.44%	0.47%	1.43%	80%	$2,069
2018	$31.82	0.43	4.47	4.90	(0.47)	(2.86)	(3.33)	$33.39	15.83%	0.46%	1.50%	84%	$1,556
2017(6)	$31.12	0.11	0.69	0.80	(0.10)	—	(0.10)	$31.82	2.58%	0.47%(4)	1.60%(4)	85%(7)	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2021 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)April 10, 2017 (commencement of sale) through June 30, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

23

Notes
24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91455 2202

Semiannual Report

December 31, 2021

Global Gold Fund
Investor Class (BGEIX)
I Class (AGGNX)
A Class (ACGGX)
C Class (AGYCX)
R Class (AGGWX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Economic, Earnings Gains Fueled Stock Market Rally

Most stocks rallied for the six-month period, even as inflation surged, the Federal Reserve (Fed) turned hawkish and another coronavirus variant emerged. Investors largely focused on upbeat economic data and continued, albeit waning, central bank support. These influences helped boost corporate earnings and promote investor optimism.

Steady economic gains combined with ongoing monetary support, rising energy prices and severe supply chain disruptions led to soaring inflation rates. By December, year-over-year headline inflation in the U.S. reached 7.0%, a 40-year high, prompting a hawkish turn from the Fed. The central bank, which began tapering its asset purchases in November, announced it would accelerate its tapering timetable and likely start hiking rates in early 2022.
Meanwhile, the emergence of the omicron variant in November triggered renewed concerns about the recovery’s sustainability, leading to a steep stock market sell-off. Sentiment shifted quickly, though, as reports suggested the highly transmissible omicron is less severe than other variants. Amid optimistic growth outlooks, stocks resumed their upward march to end the period.

Overall, stocks delivered solid gains for the six-month period, highlighted by the S&P 500 Index’s gain of nearly 12%. U.S. stocks generally outpaced non-U.S. developed markets stocks, while emerging markets stocks declined sharply. Large-cap stocks significantly outperformed small caps, which declined for the period. Growth stocks broadly outperformed their value peers except in the small-cap universe, where value outpaced growth.

Seeking Opportunity Amid Uncertainty

We expect market volatility to increase amid elevated inflation, tighter Fed policy and geopolitical uncertainties. Additionally, the rapid emergence of the omicron variant demonstrated the pandemic’s unclear path can still create market disruptions. Nevertheless, we remain optimistic that periods of market unrest often create compelling opportunities for professional asset managers.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	98.8%
Exchange-Traded Funds	0.7%
Temporary Cash Investments	0.5%
Temporary Cash Investments - Securities Lending Collateral	1.2%
Other Assets and Liabilities	(1.2)%

Top Five Countries*	% of net assets
Canada	51.4%
United States	23.4%
Australia	14.7%
South Africa	6.8%
United Kingdom	1.5%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period(1) 7/1/21 - 12/31/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$958.30	$3.21	0.65%
I Class	$1,000	$959.80	$2.22	0.45%
A Class	$1,000	$956.90	$4.44	0.90%
C Class	$1,000	$953.10	$8.12	1.65%
R Class	$1,000	$955.90	$5.67	1.15%
Hypothetical
Investor Class	$1,000	$1,021.93	$3.31	0.65%
I Class	$1,000	$1,022.94	$2.29	0.45%
A Class	$1,000	$1,020.67	$4.58	0.90%
C Class	$1,000	$1,016.89	$8.39	1.65%
R Class	$1,000	$1,019.41	$5.85	1.15%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

DECEMBER 31, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.8%
Australia — 14.7%
Evolution Mining Ltd.	2,168,700	$6,434,072
Liontown Resources Ltd.(1)	4,075,121	4,924,777
Lynas Rare Earths Ltd.(1)	1,009,900	7,494,195
Newcrest Mining Ltd.	1,387,013	24,841,553
Northern Star Resources Ltd.	2,435,317	16,748,521
Perseus Mining Ltd.(1)	4,811,700	5,695,955
Pilbara Minerals Ltd.(1)	1,360,400	3,173,347
Ramelius Resources Ltd.(2)	6,041,300	6,927,503
Silver Lake Resources Ltd.(1)	5,887,900	7,633,302
West African Resources Ltd.(1)	6,537,400	6,306,140
Westgold Resources Ltd.	2,122,800	3,160,496
		93,339,861
Canada — 51.4%
Alamos Gold, Inc. (New York), Class A	93,100	715,939
Argonaut Gold, Inc.(1)	1,347,600	2,556,813
B2Gold Corp. (New York)	3,271,700	12,857,781
Barrick Gold Corp.	3,110,720	59,103,680
Centerra Gold, Inc.	675,600	5,207,399
Dundee Precious Metals, Inc.	623,300	3,853,280
Eldorado Gold Corp.(1)	512,700	4,793,745
Eldorado Gold Corp. (Toronto)(1)	430,300	4,034,435
Endeavour Mining plc	685,004	15,016,531
First Majestic Silver Corp. (New York)	82,000	911,020
First Quantum Minerals Ltd.	199,800	4,781,174
Fortuna Silver Mines, Inc.(1)	1,277,500	4,982,250
Franco-Nevada Corp. (New York)	383,900	53,089,531
GoGold Resources, Inc.(1)	4,050,000	9,701,174
IAMGOLD Corp. (New York)(1)	1,082,100	3,386,973
Ivanhoe Mines Ltd., Class A(1)	374,100	3,052,067
Karora Resources, Inc.(1)	1,774,200	5,960,987
Kinross Gold Corp. (New York)	3,765,257	21,876,143
Kirkland Lake Gold Ltd.	473,178	19,829,373
Lithium Americas Corp.(1)(2)	336,100	9,783,155
New Gold, Inc.(1)	2,740,000	4,110,000
OceanaGold Corp.(1)	837,300	1,456,231
Pan American Silver Corp. (NASDAQ)	266,900	6,664,493
Pretium Resources, Inc.(1)	510,400	7,191,536
SSR Mining, Inc. (NASDAQ)	659,700	11,676,690
Teck Resources Ltd., Class B	259,300	7,473,026
Torex Gold Resources, Inc.(1)	374,300	3,891,098
Wheaton Precious Metals Corp.	795,300	34,142,229
Yamana Gold, Inc. (New York)	792,581	3,344,692
		325,443,445
China — 0.6%
Zijin Mining Group Co. Ltd., H Shares	3,006,000	3,590,028
6

	Shares	Value
Norway — 0.4%
Norsk Hydro ASA	350,000	$2,754,005
South Africa — 6.8%
AngloGold Ashanti Ltd., ADR	785,576	16,481,385
Gold Fields Ltd., ADR	2,423,400	26,633,166
		43,114,551
United Kingdom — 1.5%
Anglo American plc	99,800	4,104,996
Centamin plc	3,181,000	3,851,496
Pan African Resources plc	5,932,200	1,343,605
		9,300,097
United States — 23.4%
Agnico Eagle Mines Ltd. (New York)	401,300	21,325,082
Albemarle Corp.	21,400	5,002,678
Freeport-McMoRan, Inc.	132,700	5,537,571
Hecla Mining Co.	815,800	4,258,476
Livent Corp.(1)	112,600	2,745,188
MP Materials Corp.(1)	221,200	10,046,904
Newmont Corp.	1,434,780	88,985,056
Royal Gold, Inc.	98,221	10,333,831
		148,234,786
TOTAL COMMON STOCKS (Cost $406,726,636)		625,776,773
EXCHANGE-TRADED FUNDS — 0.7%
VanEck Gold Miners ETF	81,800	2,620,054
VanEck Junior Gold Miners ETF	43,500	1,823,955
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,128,774)		4,444,009
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $596,689), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $584,859)		584,859
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 8/15/44, valued at $1,989,011), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $1,950,002)		1,950,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	506,080	506,080
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,040,939)		3,040,939
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $7,382,495)	7,382,495	7,382,495
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $422,278,844)		640,644,216
OTHER ASSETS AND LIABILITIES — (1.2)%		(7,529,045)
TOTAL NET ASSETS — 100.0%		$633,115,171

7

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,988,183. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,476,299, which includes securities collateral of $1,093,804.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

DECEMBER 31, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $414,896,349) — including $7,988,183 of securities on loan	$633,261,721
Investment made with cash collateral received for securities on loan, at value (cost of $7,382,495)	7,382,495
Total investment securities, at value (cost of $422,278,844)	640,644,216
Cash	8,712
Receivable for capital shares sold	374,008
Dividends and interest receivable	133,984
Securities lending receivable	15,252
641,176,172

Liabilities
Payable for collateral received for securities on loan	7,382,495
Payable for capital shares redeemed	344,015
Accrued management fees	324,713
Distribution and service fees payable	9,778
8,061,001

Net Assets	$633,115,171

Net Assets Consist of:
Capital (par value and paid-in surplus)	$550,921,642
Distributable earnings	82,193,529
$633,115,171

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$555,458,076	47,596,904	$11.67
I Class, $0.01 Par Value	$49,105,289	4,158,820	$11.81
A Class, $0.01 Par Value	$16,765,376	1,470,087	$11.40*
C Class, $0.01 Par Value	$3,490,016	323,034	$10.80
R Class, $0.01 Par Value	$8,296,414	736,524	$11.26
*Maximum offering price $12.10 (net asset value divided by 0.9425).

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $506,350)	$7,924,817
Securities lending, net	52,387
Interest	838
7,978,042

Expenses:
Management fees	2,045,279
Distribution and service fees:
A Class	23,904
C Class	18,008
R Class	21,072
Directors' fees and expenses	21,357
Other expenses	1,291
2,130,911

Net investment income (loss)	5,847,131

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(22,126,790)
Foreign currency translation transactions	43,705
(22,083,085)

Change in net unrealized appreciation (depreciation) on:
Investments	(13,459,378)
Translation of assets and liabilities in foreign currencies	113
(13,459,265)

Net realized and unrealized gain (loss)	(35,542,350)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(29,695,219)

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2021 (UNAUDITED) AND YEAR ENDED JUNE 30, 2021
Increase (Decrease) in Net Assets	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$5,847,131	$7,555,418
Net realized gain (loss)	(22,083,085)	27,641,328
Change in net unrealized appreciation (depreciation)	(13,459,265)	(110,713,976)
Net increase (decrease) in net assets resulting from operations	(29,695,219)	(75,517,230)

Distributions to Shareholders
From earnings:
Investor Class	(8,283,196)	(6,765,812)
I Class	(782,679)	(1,047,347)
A Class	(237,993)	(189,141)
C Class	(37,861)	(3,612)
R Class	(106,618)	(60,612)
Decrease in net assets from distributions	(9,448,347)	(8,066,524)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(21,335,767)	26,612,243

Net increase (decrease) in net assets	(60,479,333)	(56,971,511)

Net Assets
Beginning of period	693,594,504	750,566,015
End of period	$633,115,171	$693,594,504

See Notes to Financial Statements.
11

Notes to Financial Statements

DECEMBER 31, 2021 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Gold Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

12

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$7,382,495	—	—	—	$7,382,495
Gross amount of recognized liabilities for securities lending transactions					$7,382,495
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

14

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.64%
I Class		0.0500% to 0.1100%	0.44%
A Class		0.2500% to 0.3100%	0.64%
C Class		0.2500% to 0.3100%	0.64%
R Class		0.2500% to 0.3100%	0.64%
Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2021 were $206,112,237 and $225,634,502, respectively.

15

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2021		Year ended June 30, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	800,000,000		800,000,000
Sold	4,019,574	$47,264,460	18,489,921	$261,375,323
Issued in reinvestment of distributions	711,298	7,966,542	490,058	6,225,774
Redeemed	(4,911,604)	(57,053,210)	(18,500,154)	(253,149,594)
	(180,732)	(1,822,208)	479,825	14,451,503
I Class/Shares Authorized	100,000,000		100,000,000
Sold	585,203	6,943,047	4,550,901	62,614,792
Issued in reinvestment of distributions	69,069	782,557	81,372	1,047,060
Redeemed	(1,932,060)	(23,020,749)	(4,614,047)	(59,800,756)
	(1,277,788)	(15,295,145)	18,226	3,861,096
A Class/Shares Authorized	30,000,000		30,000,000
Sold	155,942	1,760,646	1,195,712	16,855,240
Issued in reinvestment of distributions	21,158	231,473	14,843	184,324
Redeemed	(528,757)	(6,061,147)	(573,935)	(7,675,411)
	(351,657)	(4,069,028)	636,620	9,364,153
C Class/Shares Authorized	20,000,000		20,000,000
Sold	2,672	27,775	81,951	1,080,515
Issued in reinvestment of distributions	3,651	37,861	309	3,612
Redeemed	(18,268)	(194,144)	(113,797)	(1,412,274)
	(11,945)	(128,508)	(31,537)	(328,147)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	136,505	1,557,624	527,750	6,907,601
Issued in reinvestment of distributions	9,863	106,618	3,782	46,148
Redeemed	(152,402)	(1,685,120)	(583,681)	(7,690,111)
	(6,034)	(20,878)	(52,149)	(736,362)
Net increase (decrease)	(1,828,156)	$(21,335,767)	1,050,985	$26,612,243

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$93,339,861	—
Canada	$236,319,728	89,123,717	—
China	—	3,590,028	—
Norway	—	2,754,005	—
United Kingdom	—	9,300,097	—
Other Countries	191,349,337	—	—
Exchange-Traded Funds	4,444,009	—	—
Temporary Cash Investments	506,080	2,534,859	—
Temporary Cash Investments - Securities Lending Collateral	7,382,495	—	—
	$440,001,649	$200,642,567	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries. Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

17

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$426,361,914
Gross tax appreciation of investments	$221,037,913
Gross tax depreciation of investments	(6,755,611)
Net tax appreciation (depreciation) of investments	$214,282,302

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2021, the fund had accumulated short-term capital losses of $(62,610,073) and accumulated long-term capital losses of $(40,978,387), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

18

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$12.37	0.11	(0.63)	(0.52)	(0.18)	$11.67	(4.17)%	0.65%(4)	1.79%(4)	32%	$555,458
2021	$13.64	0.13	(1.26)	(1.13)	(0.14)	$12.37	(8.30)%	0.66%	0.96%	105%	$590,853
2020	$9.76	0.04	3.94	3.98	(0.10)	$13.64	41.12%	0.67%	0.35%	50%	$644,946
2019	$8.58	0.07	1.11	1.18	—	$9.76	13.75%	0.67%	0.84%	47%	$398,804
2018	$8.25	0.04	0.29	0.33	—	$8.58	4.00%	0.66%	0.47%	37%	$347,311
2017	$11.66	—(5)	(2.57)	(2.57)	(0.84)	$8.25	(21.33)%	0.67%	0.05%	27%	$351,207
I Class
2021(3)	$12.51	0.12	(0.63)	(0.51)	(0.19)	$11.81	(4.02)%	0.45%(4)	1.99%(4)	32%	$49,105
2021	$13.79	0.16	(1.27)	(1.11)	(0.17)	$12.51	(8.10)%	0.46%	1.16%	105%	$68,014
2020	$9.88	0.06	3.98	4.04	(0.13)	$13.79	41.34%	0.47%	0.55%	50%	$74,730
2019	$8.67	0.08	1.13	1.21	—	$9.88	13.96%	0.47%	1.04%	47%	$30,608
2018	$8.32	0.06	0.29	0.35	—	$8.67	4.21%	0.46%	0.67%	37%	$13,464
2017	$11.75	0.02	(2.60)	(2.58)	(0.85)	$8.32	(21.17)%	0.47%	0.25%	27%	$14,717

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$12.09	0.09	(0.62)	(0.53)	(0.16)	$11.40	(4.31)%	0.90%(4)	1.54%(4)	32%	$16,765
2021	$13.33	0.10	(1.23)	(1.13)	(0.11)	$12.09	(8.51)%	0.91%	0.71%	105%	$22,022
2020	$9.54	0.01	3.85	3.86	(0.07)	$13.33	40.72%	0.92%	0.10%	50%	$15,798
2019	$8.40	0.05	1.09	1.14	—	$9.54	13.57%	0.92%	0.59%	47%	$10,311
2018	$8.11	0.02	0.27	0.29	—	$8.40	3.58%	0.91%	0.22%	37%	$7,475
2017	$11.47	(0.02)	(2.52)	(2.54)	(0.82)	$8.11	(21.45)%	0.92%	(0.20)%	27%	$7,895
C Class
2021(3)	$11.46	0.04	(0.58)	(0.54)	(0.12)	$10.80	(4.69)%	1.65%(4)	0.79%(4)	32%	$3,490
2021	$12.63	(0.01)	(1.15)	(1.16)	(0.01)	$11.46	(9.18)%	1.66%	(0.04)%	105%	$3,838
2020	$9.04	(0.07)	3.66	3.59	—	$12.63	39.71%	1.67%	(0.65)%	50%	$4,628
2019	$8.03	(0.01)	1.02	1.01	—	$9.04	12.58%	1.67%	(0.16)%	47%	$2,994
2018	$7.80	(0.04)	0.27	0.23	—	$8.03	2.95%	1.66%	(0.53)%	37%	$2,463
2017	$11.07	(0.09)	(2.43)	(2.52)	(0.75)	$7.80	(22.04)%	1.67%	(0.95)%	27%	$2,284
R Class
2021(3)	$11.94	0.07	(0.60)	(0.53)	(0.15)	$11.26	(4.41)%	1.15%(4)	1.29%(4)	32%	$8,296
2021	$13.17	0.06	(1.22)	(1.16)	(0.07)	$11.94	(8.79)%	1.16%	0.46%	105%	$8,868
2020	$9.42	(0.01)	3.80	3.79	(0.04)	$13.17	40.44%	1.17%	(0.15)%	50%	$10,464
2019	$8.32	0.02	1.08	1.10	—	$9.42	13.22%	1.17%	0.34%	47%	$5,573
2018	$8.05	—(5)	0.27	0.27	—	$8.32	3.35%	1.16%	(0.03)%	37%	$5,524
2017	$11.39	(0.04)	(2.50)	(2.54)	(0.80)	$8.05	(21.63)%	1.17%	(0.45)%	27%	$4,517

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2021 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91453 2202

Semiannual Report

December 31, 2021

NT Disciplined Growth Fund
Investor Class (ANTDX)
G Class (ANDGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	97.8%
Temporary Cash Investments	2.3%
Other Assets and Liabilities	(0.1)%

Top Five Industries	% of net assets
Software	18.3%
Technology Hardware, Storage and Peripherals	12.6%
Interactive Media and Services	11.4%
Semiconductors and Semiconductor Equipment	10.7%
Specialty Retail	6.6%
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period(1) 7/1/21 - 12/31/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,120.70	$5.29	0.99%
G Class	$1,000	$1,126.90	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.22	$5.04	0.99%
G Class	$1,000	$1,025.16	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

DECEMBER 31, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.8%
Aerospace and Defense — 0.8%
Boeing Co. (The)(1)	28,807	$5,799,425
Automobiles — 2.5%
Tesla, Inc.(1)	16,395	17,325,908
Beverages — 0.3%
Coca-Cola Co. (The)	28,949	1,714,070
Biotechnology — 1.4%
AbbVie, Inc.	70,535	9,550,439
Building Products — 1.3%
AO Smith Corp.	49,462	4,246,313
Carlisle Cos., Inc.	8,420	2,089,170
Lennox International, Inc.	8,050	2,611,098
		8,946,581
Capital Markets — 4.4%
Blackstone, Inc.	33,477	4,331,589
Carlyle Group, Inc. (The)	51,011	2,800,504
Cboe Global Markets, Inc.	40,970	5,342,488
KKR & Co., Inc.	37,550	2,797,475
Moody's Corp.	11,560	4,515,105
Morgan Stanley	52,462	5,149,670
MSCI, Inc.	7,944	4,867,209
		29,804,040
Communications Equipment — 1.0%
Arista Networks, Inc.(1)	46,811	6,729,081
Electrical Equipment — 0.6%
Atkore, Inc.(1)	17,307	1,924,365
Eaton Corp. plc	10,614	1,834,312
		3,758,677
Electronic Equipment, Instruments and Components — 0.5%
Zebra Technologies Corp., Class A(1)	5,753	3,424,186
Food and Staples Retailing — 1.5%
Costco Wholesale Corp.	17,770	10,088,029
Health Care Equipment and Supplies — 1.9%
ABIOMED, Inc.(1)	4,132	1,484,091
Align Technology, Inc.(1)	7,638	5,019,541
IDEXX Laboratories, Inc.(1)	4,903	3,228,429
Tandem Diabetes Care, Inc.(1)	20,345	3,062,329
		12,794,390
Health Care Providers and Services — 0.6%
Molina Healthcare, Inc.(1)	13,762	4,377,417
Health Care Technology — 0.7%
Omnicell, Inc.(1)	15,404	2,779,498
Veeva Systems, Inc., Class A(1)	8,410	2,148,587
		4,928,085
Hotels, Restaurants and Leisure — 1.7%
Chipotle Mexican Grill, Inc.(1)	2,424	4,237,758
Domino's Pizza, Inc.	10,279	5,800,748
4

	Shares	Value
Yum! Brands, Inc.	12,694	$1,762,689
		11,801,195
Industrial Conglomerates — 0.6%
3M Co.	24,309	4,318,008
Interactive Media and Services — 11.4%
Alphabet, Inc., Class A(1)	15,447	44,750,577
Alphabet, Inc., Class C(1)	1,425	4,123,366
Meta Platforms, Inc., Class A(1)	86,245	29,008,505
		77,882,448
Internet and Direct Marketing Retail — 5.5%
Amazon.com, Inc.(1)	10,315	34,393,717
Etsy, Inc.(1)	15,682	3,433,417
		37,827,134
IT Services — 2.5%
Accenture plc, Class A	21,230	8,800,896
EPAM Systems, Inc.(1)	3,626	2,423,800
Gartner, Inc.(1)	16,475	5,507,922
		16,732,618
Life Sciences Tools and Services — 1.3%
Avantor, Inc.(1)	82,305	3,468,333
Bruker Corp.	21,657	1,817,239
ICON plc(1)	3,481	1,078,066
West Pharmaceutical Services, Inc.	4,722	2,214,665
		8,578,303
Machinery — 1.6%
AGCO Corp.	26,507	3,075,342
Donaldson Co., Inc.	76,179	4,514,368
Lincoln Electric Holdings, Inc.	24,060	3,355,648
		10,945,358
Multiline Retail — 0.3%
Kohl's Corp.	47,630	2,352,446
Oil, Gas and Consumable Fuels — 1.3%
APA Corp.	88,480	2,379,227
Devon Energy Corp.	52,608	2,317,382
Targa Resources Corp.	75,695	3,954,307
		8,650,916
Paper and Forest Products — 0.4%
Louisiana-Pacific Corp.	33,797	2,647,995
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	3,772	1,396,394
Pharmaceuticals — 1.5%
Eli Lilly & Co.	5,023	1,387,453
Zoetis, Inc.	35,407	8,640,370
		10,027,823
Road and Rail — 0.8%
Old Dominion Freight Line, Inc.	15,203	5,448,451
Semiconductors and Semiconductor Equipment — 10.7%
ASML Holding NV, NY Shares	5,870	4,673,342
Broadcom, Inc.	18,693	12,438,509
KLA Corp.	14,157	6,089,067
Lam Research Corp.	7,506	5,397,940
Monolithic Power Systems, Inc.	4,215	2,079,386
5

	Shares	Value
NVIDIA Corp.	81,450	$23,955,259
NXP Semiconductors NV	16,479	3,753,587
QUALCOMM, Inc.	43,719	7,994,894
United Microelectronics Corp., ADR	291,293	3,408,128
Xilinx, Inc.	15,338	3,252,116
		73,042,228
Software — 18.3%
Adobe, Inc.(1)	9,913	5,621,266
Atlassian Corp. plc, Class A(1)	8,530	3,252,404
Autodesk, Inc.(1)	13,104	3,684,714
Box, Inc., Class A(1)	51,177	1,340,325
DocuSign, Inc.(1)	9,641	1,468,421
Fortinet, Inc.(1)	22,902	8,230,979
HubSpot, Inc.(1)	4,969	3,275,316
Intuit, Inc.	16,017	10,302,455
Microsoft Corp.	195,515	65,755,605
Palo Alto Networks, Inc.(1)	10,147	5,649,444
salesforce.com, Inc.(1)	14,249	3,621,098
ServiceNow, Inc.(1)	14,157	9,189,450
Zscaler, Inc.(1)	9,734	3,127,826
		124,519,303
Specialty Retail — 6.6%
Bath & Body Works, Inc.	26,798	1,870,232
Dick's Sporting Goods, Inc.	23,435	2,694,791
Home Depot, Inc. (The)	35,751	14,837,022
Lowe's Cos., Inc.	11,837	3,059,628
O'Reilly Automotive, Inc.(1)	9,610	6,786,870
TJX Cos., Inc. (The)	59,330	4,504,334
Ulta Beauty, Inc.(1)	18,446	7,606,024
Williams-Sonoma, Inc.	20,321	3,436,891
		44,795,792
Technology Hardware, Storage and Peripherals — 12.6%
Apple, Inc.	391,257	69,475,506
Dell Technologies, Inc., Class C(1)	57,919	3,253,310
HP, Inc.	124,179	4,677,823
NetApp, Inc.	48,051	4,420,211
Pure Storage, Inc., Class A(1)	58,935	1,918,334
Seagate Technology Holdings plc	21,067	2,380,150
		86,125,334
Textiles, Apparel and Luxury Goods — 3.0%
Columbia Sportswear Co.	49,995	4,871,513
Crocs, Inc.(1)	9,872	1,265,788
Levi Strauss & Co., Class A	90,177	2,257,130
lululemon athletica, Inc.(1)	5,594	2,189,771
NIKE, Inc., Class B	25,935	4,322,587
Tapestry, Inc.	100,705	4,088,623
Under Armour, Inc., Class C(1)	80,331	1,449,171
		20,444,583
TOTAL COMMON STOCKS (Cost $422,485,166)		666,776,657
6

	Shares	Value
TEMPORARY CASH INVESTMENTS — 2.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $3,024,517), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $2,964,555)		$2,964,553
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $10,083,722), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $9,886,008)		9,886,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,565,516	2,565,516
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,416,069)		15,416,069
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $437,901,235)		682,192,726
OTHER ASSETS AND LIABILITIES — (0.1)%		(410,038)
TOTAL NET ASSETS — 100.0%		$681,782,688

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
NASDAQ 100 E-Mini	16	March 2022	$5,222,640	$82,859
S&P 500 E-Mini	21	March 2022	4,996,425	93,649
			$10,219,065	$176,508
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

DECEMBER 31, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $437,901,235)	$682,192,726
Deposits with broker for futures contracts	513,500
Receivable for capital shares sold	770
Dividends and interest receivable	88,360
682,795,356

Liabilities
Payable for capital shares redeemed	894,863
Payable for variation margin on futures contracts	49,478
Accrued management fees	68,327
1,012,668

Net Assets	$681,782,688

Net Assets Consist of:
Capital (par value and paid-in surplus)	$422,401,693
Distributable earnings	259,380,995
$681,782,688

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$82,805,459	5,169,164	$16.02
G Class, $0.01 Par Value	$598,977,229	36,931,238	$16.22

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,390)	$1,766,799
Interest	619
1,767,418

Expenses:
Management fees	2,785,182
Directors' fees and expenses	21,940
Other expenses	6,428
2,813,550
Fees waived(1)	(2,349,492)
464,058

Net investment income (loss)	1,303,360

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	54,263,924
Futures contract transactions	589,063
Foreign currency translation transactions	(3,528)
54,849,459

Change in net unrealized appreciation (depreciation) on:
Investments	24,056,579
Futures contracts	176,508
24,233,087

Net realized and unrealized gain (loss)	79,082,546

Net Increase (Decrease) in Net Assets Resulting from Operations	$80,385,906
(1)Amount consists of $4,430 and $2,345,062 for Investor Class and G Class, respectively.

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2021 (UNAUDITED) AND YEAR ENDED JUNE 30, 2021
Increase (Decrease) in Net Assets	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$1,303,360	$3,406,835
Net realized gain (loss)	54,849,459	59,048,453
Change in net unrealized appreciation (depreciation)	24,233,087	96,323,459
Net increase (decrease) in net assets resulting from operations	80,385,906	158,778,747

Distributions to Shareholders
From earnings:
Investor Class	(9,839,704)	(9,855,826)
G Class	(71,838,700)	(69,595,861)
Decrease in net assets from distributions	(81,678,404)	(79,451,687)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	28,739,507	203,925,870

Net increase (decrease) in net assets	27,447,009	283,252,930

Net Assets
Beginning of period	654,335,679	371,082,749
End of period	$681,782,688	$654,335,679

See Notes to Financial Statements.
10

Notes to Financial Statements

DECEMBER 31, 2021 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers the Investor Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
11

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

12

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 61% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services, which may be provided indirectly through another American Century Investments mutual fund. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. During the period ended December 31, 2021, the investment advisor agreed to waive 0.01% of the fund's management fee. The investment advisor expects this waiver to continue until October 31, 2022 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended December 31, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
			Before Waiver	After Waiver
Investor Class	0.6880% to 0.8700%	0.2500% to 0.3100%	0.99%	0.98%
G Class		0.0500% to 0.1100%	0.79%	0.00%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $1,962,686 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2021 were $752,529,952 and $812,237,798, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2021		Year ended June 30, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	80,000,000		80,000,000
Sold	10,231	$177,961	7,772	$110,910
Issued in reinvestment of distributions	630,346	9,839,704	672,753	9,855,826
Redeemed	(646,089)	(11,429,542)	(648,856)	(10,189,508)
	(5,512)	(1,411,877)	31,669	(222,772)
G Class/Shares Authorized	550,000,000		550,000,000
Sold	1,465,922	25,863,286	15,012,781	225,929,947
Issued in reinvestment of distributions	4,546,753	71,838,700	4,712,073	69,595,861
Redeemed	(3,814,817)	(67,550,602)	(5,851,840)	(91,377,166)
	2,197,858	30,151,384	13,873,014	204,148,642
Net increase (decrease)	2,192,346	$28,739,507	13,904,683	$203,925,870

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$666,776,657	—	—
Temporary Cash Investments	2,565,516	$12,850,553	—
	$669,342,173	$12,850,553	—
Other Financial Instruments
Futures Contracts	$176,508	—	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in
14

cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $9,135,466 futures contracts purchased.

The value of equity price risk derivative instruments as of December 31, 2021, is disclosed on the Statement of Assets and Liabilities as a liability of $49,478 in payable for variation margin on futures contracts.* For the six months ended December 31, 2021, the effect of equity price risk derivative instruments on the Statement of Operations was $589,063 in net realized gain (loss) on futures contract transactions and $176,508 in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$439,527,047
Gross tax appreciation of investments	$248,651,391
Gross tax depreciation of investments	(5,985,712)
Net tax appreciation (depreciation) of investments	$242,665,679

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Corporate Event

On December 16, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of the fund will be transferred to Disciplined Growth Fund, one fund in a series issued by the corporation, in exchange for shares of Disciplined Growth Fund. The financial statements and performance history of Disciplined Growth Fund will survive after the reorganization. The reorganization is expected to be completed in 2022.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$16.28	(0.04)	1.95	1.91	—	(2.17)	(2.17)	$16.02	12.07%	0.99%(4)	1.00%(4)	(0.47)%(4)	(0.48)%(4)	113%	$82,805
2021	$14.23	(0.04)	4.20	4.16	—	(2.11)	(2.11)	$16.28	30.90%	1.00%	1.01%	(0.28)%	(0.29)%	191%	$84,221
2020	$12.29	(0.01)	2.64	2.63	—	(0.69)	(0.69)	$14.23	22.14%	1.01%	1.02%	(0.09)%	(0.10)%	137%	$73,179
2019	$13.13	0.03	0.65	0.68	(0.04)	(1.48)	(1.52)	$12.29	6.76%	1.02%	1.02%	0.23%	0.23%	115%	$114,600
2018	$11.41	0.03	2.10	2.13	(0.03)	(0.38)	(0.41)	$13.13	18.85%	1.01%	1.01%	0.22%	0.22%	105%	$120,907
2017	$9.49	0.05	1.92	1.97	(0.05)	—	(0.05)	$11.41	20.83%	1.02%	1.02%	0.51%	0.51%	131%	$106,476
G Class
2021(3)	$16.41	0.05	1.98	2.03	(0.05)	(2.17)	(2.22)	$16.22	12.69%	0.01%(4)	0.80%(4)	0.51%(4)	(0.28)%(4)	113%	$598,977
2021	$14.28	0.11	4.23	4.34	(0.10)	(2.11)	(2.21)	$16.41	32.14%	0.01%	0.81%	0.71%	(0.09)%	191%	$570,115
2020	$12.31	0.12	2.66	2.78	(0.12)	(0.69)	(0.81)	$14.28	23.39%	0.01%	0.82%	0.91%	0.10%	137%	$297,903
2019	$13.14	0.15	0.65	0.80	(0.15)	(1.48)	(1.63)	$12.31	7.80%	0.01%	0.82%	1.24%	0.43%	115%	$368,540
2018	$11.41	0.15	2.10	2.25	(0.14)	(0.38)	(0.52)	$13.14	19.98%	0.07%	0.81%	1.16%	0.42%	105%	$430,102
2017	$9.49	0.08	1.92	2.00	(0.08)	—	(0.08)	$11.41	21.08%	0.82%	0.82%	0.71%	0.71%	131%	$449,768

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2021 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91465 2202

Semiannual Report

December 31, 2021

NT Equity Growth Fund
G Class (ACLEX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

DECEMBER 31, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	98.5%
Temporary Cash Investments	1.8%
Other Assets and Liabilities	(0.3)%

Top Five Industries	% of net assets
Software	10.0%
Technology Hardware, Storage and Peripherals	8.5%
Interactive Media and Services	7.6%
Semiconductors and Semiconductor Equipment	6.3%
Specialty Retail	5.2%
2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period(1) 7/1/21 - 12/31/21	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,099.80	$0.05	0.01%
Hypothetical
G Class	$1,000	$1,025.16	$0.05	0.01%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
3

Schedule of Investments

DECEMBER 31, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.5%
Aerospace and Defense — 1.1%
Boeing Co. (The)(1)	48,682	$9,800,660
General Dynamics Corp.	14,852	3,096,197
		12,896,857
Air Freight and Logistics — 0.9%
Expeditors International of Washington, Inc.	31,506	4,230,941
FedEx Corp.	27,055	6,997,505
		11,228,446
Automobiles — 2.4%
Tesla, Inc.(1)	27,562	29,126,970
Banks — 3.0%
Bank of America Corp.	401,832	17,877,506
JPMorgan Chase & Co.	119,001	18,843,808
		36,721,314
Beverages — 0.4%
Coca-Cola Co. (The)	91,960	5,444,952
Biotechnology — 2.2%
AbbVie, Inc.	195,606	26,485,052
Building Products — 0.4%
AO Smith Corp.	50,646	4,347,959
Capital Markets — 5.0%
Blackstone, Inc.	27,389	3,543,863
Carlyle Group, Inc. (The)	64,539	3,543,191
Cboe Global Markets, Inc.	34,780	4,535,312
Goldman Sachs Group, Inc. (The)	26,636	10,189,602
Intercontinental Exchange, Inc.	28,604	3,912,169
KKR & Co., Inc.	49,556	3,691,922
Moody's Corp.	15,136	5,911,819
Morgan Stanley	119,325	11,712,942
S&P Global, Inc.	15,121	7,136,053
T. Rowe Price Group, Inc.	33,897	6,665,506
		60,842,379
Chemicals — 1.4%
Celanese Corp.	27,027	4,542,158
Olin Corp.	74,472	4,283,629
Sherwin-Williams Co. (The)	24,237	8,535,302
		17,361,089
Commercial Services and Supplies — 1.2%
Republic Services, Inc.	35,513	4,952,288
Waste Management, Inc.	58,248	9,721,591
		14,673,879
Communications Equipment — 1.6%
Arista Networks, Inc.(1)	56,150	8,071,563
Cisco Systems, Inc.	99,365	6,296,760
Lumentum Holdings, Inc.(1)	54,694	5,784,984
		20,153,307
4

	Shares	Value
Construction and Engineering — 1.5%
Dycom Industries, Inc.(1)	62,070	$5,819,683
MasTec, Inc.(1)	66,520	6,138,466
Quanta Services, Inc.	60,302	6,914,227
		18,872,376
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	28,920	8,647,080
Diversified Telecommunication Services — 0.5%
Lumen Technologies, Inc.	478,869	6,009,806
Electrical Equipment — 0.4%
Atkore, Inc.(1)	44,350	4,931,276
Electronic Equipment, Instruments and Components — 0.5%
Zebra Technologies Corp., Class A(1)	10,351	6,160,915
Equity Real Estate Investment Trusts (REITs) — 1.3%
ProLogis, Inc.	73,057	12,299,876
Public Storage	8,255	3,091,993
		15,391,869
Food and Staples Retailing — 3.1%
Albertsons Cos., Inc., Class A	99,556	3,005,596
Costco Wholesale Corp.	25,001	14,193,068
Kroger Co. (The)	154,876	7,009,688
Walgreens Boots Alliance, Inc.	76,385	3,984,241
Walmart, Inc.	71,967	10,412,905
		38,605,498
Food Products — 0.9%
Archer-Daniels-Midland Co.	95,828	6,477,014
Tyson Foods, Inc., Class A	47,200	4,113,952
		10,590,966
Health Care Equipment and Supplies — 2.3%
Abbott Laboratories	100,578	14,155,348
Align Technology, Inc.(1)	7,334	4,819,758
Stryker Corp.	23,832	6,373,153
Tandem Diabetes Care, Inc.(1)	20,075	3,021,689
		28,369,948
Health Care Providers and Services — 4.8%
AMN Healthcare Services, Inc.(1)	29,389	3,595,156
Anthem, Inc.	14,600	6,767,684
McKesson Corp.	55,959	13,909,729
Molina Healthcare, Inc.(1)	42,993	13,675,213
UnitedHealth Group, Inc.	40,527	20,350,228
		58,298,010
Health Care Technology — 0.4%
Omnicell, Inc.(1)	24,107	4,349,867
Hotels, Restaurants and Leisure — 0.7%
Chipotle Mexican Grill, Inc.(1)	2,500	4,370,625
Domino's Pizza, Inc.	6,978	3,937,895
		8,308,520
Household Durables — 0.5%
Mohawk Industries, Inc.(1)	34,550	6,294,319
Household Products — 0.4%
Procter & Gamble Co. (The)	29,752	4,866,832
Industrial Conglomerates — 0.8%
3M Co.	27,458	4,877,365
5

	Shares	Value
Honeywell International, Inc.	21,651	$4,514,450
		9,391,815
Insurance — 0.8%
Fidelity National Financial, Inc.	59,810	3,120,886
Marsh & McLennan Cos., Inc.	35,251	6,127,329
		9,248,215
Interactive Media and Services — 7.6%
Alphabet, Inc., Class A(1)	13,489	39,078,173
Alphabet, Inc., Class C(1)	7,437	21,519,629
Meta Platforms, Inc., Class A(1)	84,093	28,284,680
Ziff Davis, Inc.(1)	44,524	4,935,931
		93,818,413
Internet and Direct Marketing Retail — 4.2%
Amazon.com, Inc.(1)	14,586	48,634,683
Etsy, Inc.(1)	15,445	3,381,529
		52,016,212
IT Services — 3.1%
Accenture plc, Class A	33,355	13,827,315
Akamai Technologies, Inc.(1)	57,984	6,786,448
Cognizant Technology Solutions Corp., Class A	120,007	10,647,021
Gartner, Inc.(1)	19,744	6,600,814
		37,861,598
Life Sciences Tools and Services — 1.5%
Bruker Corp.	23,195	1,946,292
Charles River Laboratories International, Inc.(1)	11,107	4,184,896
Mettler-Toledo International, Inc.(1)	2,416	4,100,459
PerkinElmer, Inc.	23,423	4,709,428
West Pharmaceutical Services, Inc.	8,262	3,874,961
		18,816,036
Machinery — 1.8%
AGCO Corp.	73,224	8,495,449
Donaldson Co., Inc.	138,154	8,187,006
Dover Corp.	28,154	5,112,766
		21,795,221
Media — 0.9%
Comcast Corp., Class A	209,369	10,537,542
Multiline Retail — 0.7%
Target Corp.	37,109	8,588,507
Oil, Gas and Consumable Fuels — 1.5%
APA Corp.	95,637	2,571,679
Devon Energy Corp.	165,097	7,272,523
Enviva Partners LP	56,023	3,945,140
Targa Resources Corp.	90,860	4,746,526
		18,535,868
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	33,817	2,649,562
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	92,123	5,743,869
Johnson & Johnson	78,198	13,377,332
Merck & Co., Inc.	57,627	4,416,533
Roche Holding AG	25,886	10,739,095
Zoetis, Inc.	49,232	12,014,085
		46,290,914
6

	Shares	Value
Professional Services — 0.2%
Verisk Analytics, Inc.	13,201	$3,019,465
Road and Rail — 2.8%
ArcBest Corp.	28,709	3,440,774
J.B. Hunt Transport Services, Inc.	35,635	7,283,794
Old Dominion Freight Line, Inc.	20,595	7,380,836
Ryder System, Inc.	57,560	4,744,671
Union Pacific Corp.	46,820	11,795,362
		34,645,437
Semiconductors and Semiconductor Equipment — 6.3%
Analog Devices, Inc.	31,194	5,482,969
Broadcom, Inc.	25,172	16,749,701
Cirrus Logic, Inc.(1)	45,138	4,153,599
KLA Corp.	13,955	6,002,185
NVIDIA Corp.	52,715	15,504,009
NXP Semiconductors NV	35,540	8,095,301
Onto Innovation, Inc.(1)	56,133	5,682,344
QUALCOMM, Inc.	60,330	11,032,547
Synaptics, Inc.(1)	15,781	4,568,757
		77,271,412
Software — 10.0%
Adobe, Inc.(1)	9,611	5,450,014
Atlassian Corp. plc, Class A(1)	11,172	4,259,772
HubSpot, Inc.(1)	6,425	4,235,039
Intuit, Inc.	14,395	9,259,152
Microsoft Corp.	237,960	80,030,707
Oracle Corp. (New York)	87,087	7,594,857
Palo Alto Networks, Inc.(1)	12,363	6,883,224
Synopsys, Inc.(1)	14,509	5,346,566
		123,059,331
Specialty Retail — 5.2%
Academy Sports & Outdoors, Inc.(1)	92,986	4,082,085
Bath & Body Works, Inc.	48,780	3,404,356
Dick's Sporting Goods, Inc.	66,449	7,640,971
Home Depot, Inc. (The)	49,002	20,336,320
Lowe's Cos., Inc.	13,980	3,613,550
O'Reilly Automotive, Inc.(1)	6,360	4,491,623
RH(1)	5,496	2,945,526
Signet Jewelers Ltd.	48,574	4,227,395
Ulta Beauty, Inc.(1)	12,510	5,158,374
Urban Outfitters, Inc.(1)	105,611	3,100,739
Williams-Sonoma, Inc.	31,448	5,318,800
		64,319,739
Technology Hardware, Storage and Peripherals — 8.5%
Apple, Inc.	441,122	78,330,034
Dell Technologies, Inc., Class C(1)	138,191	7,762,188
HP, Inc.	183,424	6,909,582
NetApp, Inc.	59,120	5,438,449
Seagate Technology Holdings plc	57,025	6,442,684
		104,882,937
Textiles, Apparel and Luxury Goods — 1.0%
Columbia Sportswear Co.	41,850	4,077,864
7

	Shares	Value
Levi Strauss & Co., Class A	181,294	$4,537,789
NIKE, Inc., Class B	22,203	3,700,574
		12,316,227
TOTAL COMMON STOCKS (Cost $923,050,960)		1,208,043,937
TEMPORARY CASH INVESTMENTS — 1.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $4,434,868), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $4,346,947)		4,346,943
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $14,784,990), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $14,495,012)		14,495,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,761,832	3,761,832
TOTAL TEMPORARY CASH INVESTMENTS (Cost $22,603,775)		22,603,775
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $945,654,735)		1,230,647,712
OTHER ASSETS AND LIABILITIES — (0.3)%		(3,734,971)
TOTAL NET ASSETS — 100.0%		$1,226,912,741

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	52	March 2022	$12,372,100	$231,893

^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

DECEMBER 31, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $945,654,735)	$1,230,647,712
Cash	84,385
Deposits with broker for futures contracts	598,000
Receivable for capital shares sold	3,114
Dividends and interest receivable	220,492
1,231,553,703

Liabilities
Payable for capital shares redeemed	4,605,212
Payable for variation margin on futures contracts	35,750
4,640,962

Net Assets	$1,226,912,741

G Class Capital Shares, $0.01 Par Value
Shares authorized	1,300,000,000
Shares outstanding	105,707,917

Net Asset Value Per Share	$11.61

Net Assets Consist of:
Capital (par value and paid-in surplus)	$909,642,446
Distributable earnings	317,270,295
$1,226,912,741

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $30,200)	$6,507,579
Interest	2,615
6,510,194

Expenses:
Management fees	2,717,104
Directors' fees and expenses	39,510
Other expenses	4,047
2,760,661
Fees waived	(2,717,104)
43,557

Net investment income (loss)	6,466,637

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	77,487,658
Futures contract transactions	2,943,488
Foreign currency translation transactions	(10,214)
80,420,932

Change in net unrealized appreciation (depreciation) on:
Investments	29,813,915
Futures contracts	(197,066)
29,616,849

Net realized and unrealized gain (loss)	110,037,781

Net Increase (Decrease) in Net Assets Resulting from Operations	$116,504,418

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2021 (UNAUDITED) AND YEAR ENDED JUNE 30, 2021
Increase (Decrease) in Net Assets	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$6,466,637	$16,247,751
Net realized gain (loss)	80,420,932	175,817,761
Change in net unrealized appreciation (depreciation)	29,616,849	126,209,078
Net increase (decrease) in net assets resulting from operations	116,504,418	318,274,590

Distributions to Shareholders
From earnings	(220,339,851)	(122,280,158)

Capital Share Transactions
Proceeds from shares sold	44,092,005	456,896,536
Proceeds from reinvestment of distributions	220,339,851	122,280,158
Payments for shares redeemed	(124,918,939)	(159,925,104)
Net increase (decrease) in net assets from capital share transactions	139,512,917	419,251,590

Net increase (decrease) in net assets	35,677,484	615,246,022

Net Assets
Beginning of period	1,191,235,257	575,989,235
End of period	$1,226,912,741	$1,191,235,257

Transactions in Shares of the Fund
Sold	3,268,879	40,712,050
Issued in reinvestment of distributions	19,496,676	10,973,112
Redeemed	(9,195,077)	(13,463,901)
Net increase (decrease) in shares of the fund	13,570,478	38,221,261

See Notes to Financial Statements.
11

Notes to Financial Statements

DECEMBER 31, 2021 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. The fund offers the G Class.
2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.
Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.
Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).
Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.
13

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 54% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%. The rates for the Complex Fee range from 0.0500% to 0.1100%. The investment advisor agreed to waive the fund's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended December 31, 2021 was 0.44% before waiver and 0.00% after waiver.
Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.
Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $539,341 and $5,430,277, respectively. The effect of interfund transactions on the Statement of Operations was $(400,743) in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2021 were $1,455,498,340 and $1,508,842,492, respectively.
5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,197,304,842	$10,739,095	—
Temporary Cash Investments	3,761,832	18,841,943	—
	$1,201,066,674	$29,581,038	—
Other Financial Instruments
Futures Contracts	$231,893	—	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $18,389,481 futures contracts purchased.
The value of equity price risk derivative instruments as of December 31, 2021, is disclosed on the Statement of Assets and Liabilities as a liability of $35,750 in payable for variation margin on futures contracts.* For the six months ended December 31, 2021, the effect of equity price risk derivative instruments on the Statement of Operations was $2,943,488 in net realized gain (loss) on futures contract transactions and $(197,066) in change in net unrealized appreciation (depreciation) on futures contracts.

*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.
The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

15

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$948,617,151
Gross tax appreciation of investments	$295,610,773
Gross tax depreciation of investments	(13,580,212)
Net tax appreciation (depreciation) of investments	$282,030,561

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9. Corporate Event
On December 16, 2021, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of the fund will be transferred to Equity Growth Fund, one fund in a series issued by the corporation, in exchange for shares of Equity Growth Fund. The financial statements and performance history of Equity Growth Fund will survive after the reorganization. The reorganization is expected to be completed in 2022.
16

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2021(3)	$12.93	0.07	1.14	1.21	(0.08)	(2.45)	(2.53)	$11.61	9.98%	0.01%(4)	0.45%(4)	1.06%(4)	0.62%(4)	123%	$1,226,913
2021	$10.68	0.18	3.47	3.65	(0.16)	(1.24)	(1.40)	$12.93	36.39%	0.01%	0.46%	1.54%	1.09%	189%	$1,191,235
2020	$13.09	0.21	0.71	0.92	(0.25)	(3.08)	(3.33)	$10.68	6.58%	0.01%	0.47%	1.69%	1.23%	108%	$575,989
2019	$14.02	0.25	0.64	0.89	(0.24)	(1.58)	(1.82)	$13.09	8.05%	0.01%	0.47%	1.89%	1.43%	84%	$1,421,363
2018	$13.03	0.27	1.79	2.06	(0.26)	(0.81)	(1.07)	$14.02	16.11%	0.04%	0.46%	1.93%	1.51%	83%	$1,672,840
2017	$11.20	0.19	1.83	2.02	(0.19)	—	(0.19)	$13.03	18.09%	0.47%	0.47%	1.54%	1.54%	88%	$1,771,561

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2021 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

18

Notes

19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91462 2202

Semiannual Report

December 31, 2021

Small Company Fund
Investor Class (ASQIX)
I Class (ASCQX)
A Class (ASQAX)
C Class (ASQCX)
R Class (ASCRX)
R5 Class (ASQGX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Economic, Earnings Gains Fueled Stock Market Rally

Most stocks rallied for the six-month period, even as inflation surged, the Federal Reserve (Fed) turned hawkish and another coronavirus variant emerged. Investors largely focused on upbeat economic data and continued, albeit waning, central bank support. These influences helped boost corporate earnings and promote investor optimism.

Steady economic gains combined with ongoing monetary support, rising energy prices and severe supply chain disruptions led to soaring inflation rates. By December, year-over-year headline inflation in the U.S. reached 7.0%, a 40-year high, prompting a hawkish turn from the Fed. The central bank, which began tapering its asset purchases in November, announced it would accelerate its tapering timetable and likely start hiking rates in early 2022.
Meanwhile, the emergence of the omicron variant in November triggered renewed concerns about the recovery’s sustainability, leading to a steep stock market sell-off. Sentiment shifted quickly, though, as reports suggested the highly transmissible omicron is less severe than other variants. Amid optimistic growth outlooks, stocks resumed their upward march to end the period.

Overall, stocks delivered solid gains for the six-month period, highlighted by the S&P 500 Index’s gain of nearly 12%. U.S. stocks generally outpaced non-U.S. developed markets stocks, while emerging markets stocks declined sharply. Large-cap stocks significantly outperformed small caps, which declined for the period. Growth stocks broadly outperformed their value peers except in the small-cap universe, where value outpaced growth.

Seeking Opportunity Amid Uncertainty

We expect market volatility to increase amid elevated inflation, tighter Fed policy and geopolitical uncertainties. Additionally, the rapid emergence of the omicron variant demonstrated the pandemic’s unclear path can still create market disruptions. Nevertheless, we remain optimistic that periods of market unrest often create compelling opportunities for professional asset managers.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

DECEMBER 31, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	0.3%
Temporary Cash Investments - Securities Lending Collateral	1.6%
Other Assets and Liabilities	(1.6)%

Top Five Industries	% of net assets
Software	7.4%
Banks	6.6%
Capital Markets	6.5%
Biotechnology	6.3%
Oil, Gas and Consumable Fuels	4.6%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period(1) 7/1/21 - 12/31/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,009.80	$4.31	0.85%
I Class	$1,000	$1,010.20	$3.29	0.65%
A Class	$1,000	$1,007.90	$5.57	1.10%
C Class	$1,000	$1,004.40	$9.35	1.85%
R Class	$1,000	$1,007.10	$6.83	1.35%
R5 Class	$1,000	$1,010.70	$3.29	0.65%
Hypothetical
Investor Class	$1,000	$1,020.92	$4.33	0.85%
I Class	$1,000	$1,021.93	$3.31	0.65%
A Class	$1,000	$1,019.66	$5.60	1.10%
C Class	$1,000	$1,015.88	$9.40	1.85%
R Class	$1,000	$1,018.40	$6.87	1.35%
R5 Class	$1,000	$1,021.93	$3.31	0.65%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

DECEMBER 31, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.3%
Moog, Inc., Class A	7,737	$626,465
Air Freight and Logistics — 0.3%
Atlas Air Worldwide Holdings, Inc.(1)	6,227	586,085
Auto Components — 1.0%
American Axle & Manufacturing Holdings, Inc.(1)	35,746	333,510
LCI Industries	3,133	488,341
Patrick Industries, Inc.	16,654	1,343,811
		2,165,662
Automobiles — 0.3%
Winnebago Industries, Inc.	8,076	605,054
Banks — 6.6%
Bancorp, Inc. (The)(1)	15,485	391,925
Bank of NT Butterfield & Son Ltd. (The)	14,179	540,362
BOK Financial Corp.	14,028	1,479,814
Enterprise Financial Services Corp.	13,031	613,630
First Bancorp/Southern Pines NC	9,084	415,320
First Citizens BancShares, Inc., Class A	620	514,501
First Horizon Corp.	62,957	1,028,088
Glacier Bancorp, Inc.	7,343	416,348
Hancock Whitney Corp.	10,368	518,607
Hilltop Holdings, Inc.	15,168	533,004
Independent Bank Corp. (Massachusetts)	9,268	755,620
International Bancshares Corp.	7,751	328,565
Pacific Premier Bancorp, Inc.	32,859	1,315,346
Popular, Inc.	13,555	1,112,052
United Community Banks, Inc.	23,651	850,017
Valley National Bancorp	95,082	1,307,377
WesBanco, Inc.	30,708	1,074,473
Western Alliance Bancorp	7,843	844,299
		14,039,348
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	1,544	956,029
Biotechnology — 6.3%
ACADIA Pharmaceuticals, Inc.(1)	42,897	1,001,216
Agenus, Inc.(1)	229,058	737,567
Alkermes plc(1)	38,171	887,857
BioCryst Pharmaceuticals, Inc.(1)	35,503	491,717
Blueprint Medicines Corp.(1)	12,881	1,379,684
Coherus Biosciences, Inc.(1)	69,000	1,101,240
Cytokinetics, Inc.(1)	18,000	820,440
Dynavax Technologies Corp.(1)(2)	53,646	754,799
Ironwood Pharmaceuticals, Inc.(1)	125,353	1,461,616
MannKind Corp.(1)(2)	100,000	437,000
PTC Therapeutics, Inc.(1)	13,170	524,561
Radius Health, Inc.(1)	44,052	304,840
Sage Therapeutics, Inc.(1)	42,389	1,803,228

	Shares	Value
Seres Therapeutics, Inc.(1)	75,220	$626,583
Vanda Pharmaceuticals, Inc.(1)	51,909	814,452
Vericel Corp.(1)	9,974	391,978
		13,538,778
Building Products — 1.7%
Apogee Enterprises, Inc.	18,340	883,071
Builders FirstSource, Inc.(1)	12,877	1,103,688
Quanex Building Products Corp.	39,631	982,056
Simpson Manufacturing Co., Inc.	4,344	604,120
		3,572,935
Capital Markets — 6.5%
Affiliated Managers Group, Inc.	2,502	411,604
Artisan Partners Asset Management, Inc., Class A	27,889	1,328,632
B. Riley Financial, Inc.	13,590	1,207,607
Cohen & Steers, Inc.	8,320	769,683
Evercore, Inc., Class A	16,399	2,227,804
Federated Hermes, Inc.	38,201	1,435,594
Lazard Ltd., Class A	10,839	472,906
Moelis & Co., Class A	45,652	2,853,706
Piper Sandler Cos.	8,830	1,576,243
PJT Partners, Inc., Class A	21,085	1,562,188
		13,845,967
Chemicals — 1.1%
Amyris, Inc.(1)(2)	166,898	902,918
Balchem Corp.	3,251	548,119
Ingevity Corp.(1)	12,398	888,936
		2,339,973
Commercial Services and Supplies — 2.8%
ABM Industries, Inc.	45,414	1,855,162
Cimpress plc(1)	9,681	693,256
HNI Corp.	26,217	1,102,425
Interface, Inc.	53,975	860,901
Matthews International Corp., Class A	14,317	525,004
MillerKnoll, Inc.	21,676	849,483
		5,886,231
Communications Equipment — 1.3%
Extreme Networks, Inc.(1)	67,801	1,064,476
Viavi Solutions, Inc.(1)	99,075	1,745,701
		2,810,177
Construction and Engineering — 1.7%
Argan, Inc.	26,725	1,033,990
Comfort Systems USA, Inc.	10,970	1,085,372
EMCOR Group, Inc.	7,627	971,603
Granite Construction, Inc.	13,624	527,249
		3,618,214
Construction Materials — 0.6%
Summit Materials, Inc., Class A(1)	30,745	1,234,104
Diversified Consumer Services — 0.5%
H&R Block, Inc.	43,924	1,034,850
Diversified Telecommunication Services — 0.8%
Cogent Communications Holdings, Inc.	16,219	1,186,906
EchoStar Corp., Class A(1)	16,065	423,313
		1,610,219

	Shares	Value
Electrical Equipment — 2.4%
Acuity Brands, Inc.	8,679	$1,837,518
Atkore, Inc.(1)	12,790	1,422,120
GrafTech International Ltd.	44,514	526,601
nVent Electric plc	36,291	1,379,058
		5,165,297
Electronic Equipment, Instruments and Components — 1.3%
Avnet, Inc.	16,714	689,118
OSI Systems, Inc.(1)	6,303	587,440
Sanmina Corp.(1)	22,222	921,324
TTM Technologies, Inc.(1)	45,743	681,571
		2,879,453
Energy Equipment and Services — 1.5%
Cactus, Inc., Class A	14,496	552,733
ChampionX Corp.(1)	59,344	1,199,342
Oceaneering International, Inc.(1)	62,636	708,413
ProPetro Holding Corp.(1)	86,601	701,468
		3,161,956
Entertainment — 0.4%
World Wrestling Entertainment, Inc., Class A	16,378	808,091
Equity Real Estate Investment Trusts (REITs) — 1.1%
Alexander & Baldwin, Inc.	16,254	407,813
PotlatchDeltic Corp.	25,539	1,537,959
Universal Health Realty Income Trust	7,128	423,902
		2,369,674
Food and Staples Retailing — 1.4%
Ingles Markets, Inc., Class A	19,158	1,654,102
Sprouts Farmers Market, Inc.(1)	41,701	1,237,685
		2,891,787
Gas Utilities — 0.4%
National Fuel Gas Co.	13,780	881,093
Health Care Equipment and Supplies — 2.6%
AtriCure, Inc.(1)	8,887	617,913
Cerus Corp.(1)	83,213	566,680
iRhythm Technologies, Inc.(1)	5,171	608,575
Nevro Corp.(1)	3,616	293,149
Novocure Ltd.(1)	4,159	312,258
STAAR Surgical Co.(1)	6,949	634,444
Tandem Diabetes Care, Inc.(1)	16,287	2,451,519
		5,484,538
Health Care Providers and Services — 2.0%
Fulgent Genetics, Inc.(1)(2)	11,000	1,106,490
ModivCare, Inc.(1)	5,449	808,032
R1 RCM, Inc.(1)	25,579	652,009
Tenet Healthcare Corp.(1)	21,691	1,771,938
		4,338,469
Health Care Technology — 1.4%
NextGen Healthcare, Inc.(1)	45,920	816,917
Omnicell, Inc.(1)	9,127	1,646,876
Vocera Communications, Inc.(1)	6,699	434,363
		2,898,156
Hotels, Restaurants and Leisure — 3.5%
Bloomin' Brands, Inc.(1)	21,826	457,909

	Shares	Value
Brinker International, Inc.(1)	11,329	$414,528
Choice Hotels International, Inc.	5,568	868,552
International Game Technology plc	24,170	698,755
Red Rock Resorts, Inc., Class A	44,972	2,473,910
Wingstop, Inc.	7,941	1,372,205
Wyndham Hotels & Resorts, Inc.	12,209	1,094,537
		7,380,396
Household Durables — 2.3%
Century Communities, Inc.	7,743	633,300
Helen of Troy Ltd.(1)	2,465	602,619
Installed Building Products, Inc.	5,563	777,262
M/I Homes, Inc.(1)	8,229	511,679
Sonos, Inc.(1)	37,034	1,103,613
Taylor Morrison Home Corp.(1)	24,275	848,654
Tri Pointe Homes, Inc.(1)	17,138	477,979
		4,955,106
Household Products — 0.3%
Central Garden & Pet Co., Class A(1)	13,424	642,338
Insurance — 0.9%
American Equity Investment Life Holding Co.	15,177	590,689
Stewart Information Services Corp.	8,549	681,612
Trupanion, Inc.(1)	5,687	750,854
		2,023,155
Interactive Media and Services — 1.1%
Cargurus, Inc.(1)	48,013	1,615,157
Yelp, Inc.(1)	20,527	743,899
		2,359,056
Internet and Direct Marketing Retail — 0.9%
Liquidity Services, Inc.(1)	36,240	800,179
Shutterstock, Inc.	10,781	1,195,398
		1,995,577
IT Services — 1.2%
CSG Systems International, Inc.	17,746	1,022,525
MAXIMUS, Inc.	19,200	1,529,664
		2,552,189
Leisure Products — 0.7%
Polaris, Inc.	13,013	1,430,259
Life Sciences Tools and Services — 0.8%
Codexis, Inc.(1)	13,241	414,046
Medpace Holdings, Inc.(1)	6,102	1,328,039
		1,742,085
Machinery — 3.4%
Crane Co.	8,445	859,110
EnPro Industries, Inc.	8,100	891,567
Hillenbrand, Inc.	56,837	2,954,956
Mueller Industries, Inc.	36,621	2,173,822
Tennant Co.	5,867	475,462
		7,354,917
Metals and Mining — 1.2%
Commercial Metals Co.	49,351	1,790,948
TimkenSteel Corp.(1)	53,066	875,589
		2,666,537

	Shares	Value
Oil, Gas and Consumable Fuels — 4.6%
Callon Petroleum Co.(1)	19,396	$916,461
Chesapeake Energy Corp.	16,994	1,096,453
Comstock Resources, Inc.(1)	95,322	771,155
Laredo Petroleum, Inc.(1)	9,697	583,081
Magnolia Oil & Gas Corp., Class A	41,312	779,557
Ovintiv, Inc.	63,592	2,143,050
PDC Energy, Inc.	34,243	1,670,374
SM Energy Co.	36,060	1,063,049
Targa Resources Corp.	14,279	745,935
		9,769,115
Personal Products — 0.7%
Edgewell Personal Care Co.	12,340	564,061
USANA Health Sciences, Inc.(1)	9,042	915,051
		1,479,112
Pharmaceuticals — 1.2%
Amphastar Pharmaceuticals, Inc.(1)	71,715	1,670,242
Corcept Therapeutics, Inc.(1)	50,668	1,003,227
		2,673,469
Professional Services — 2.8%
ASGN, Inc.(1)	19,079	2,354,349
Kforce, Inc.	17,864	1,343,730
TriNet Group, Inc.(1)	17,773	1,693,056
TrueBlue, Inc.(1)	20,423	565,104
		5,956,239
Real Estate Management and Development — 2.2%
Cushman & Wakefield plc(1)	49,651	1,104,238
eXp World Holdings, Inc.	27,060	911,652
Newmark Group, Inc., Class A	103,726	1,939,676
Realogy Holdings Corp.(1)	42,804	719,535
		4,675,101
Road and Rail — 0.7%
ArcBest Corp.	4,121	493,902
Schneider National, Inc., Class B	35,329	950,703
		1,444,605
Semiconductors and Semiconductor Equipment — 4.5%
Alpha & Omega Semiconductor Ltd.(1)	8,094	490,173
Ambarella, Inc.(1)	5,421	1,099,867
CMC Materials, Inc.	8,255	1,582,401
Diodes, Inc.(1)	7,823	859,044
FormFactor, Inc.(1)	30,720	1,404,518
Silicon Laboratories, Inc.(1)	9,656	1,993,191
Synaptics, Inc.(1)	5,348	1,548,299
Ultra Clean Holdings, Inc.(1)	10,380	595,397
		9,572,890
Software — 7.4%
Appfolio, Inc., Class A(1)	5,819	704,448
Box, Inc., Class A(1)	66,193	1,733,595
ChannelAdvisor Corp.(1)	11,457	282,759
CommVault Systems, Inc.(1)	14,308	986,107
Digital Turbine, Inc.(1)	12,764	778,476
Domo, Inc., Class B(1)	14,377	713,099

	Shares	Value
Dropbox, Inc., Class A(1)	35,418	$869,158
HubSpot, Inc.(1)	1,583	1,043,434
Mimecast Ltd.(1)	12,996	1,034,092
Mitek Systems, Inc.(1)	29,241	519,028
Model N, Inc.(1)	23,924	718,438
New Relic, Inc.(1)	4,010	440,940
Progress Software Corp.	16,918	816,632
Rapid7, Inc.(1)	6,886	810,413
SPS Commerce, Inc.(1)	7,653	1,089,404
Veritone, Inc.(1)(2)	21,323	479,341
Workiva, Inc.(1)	11,394	1,486,803
Xperi Holding Corp.	30,298	572,935
Zuora, Inc., Class A(1)	41,679	778,564
		15,857,666
Specialty Retail — 4.5%
American Eagle Outfitters, Inc.(2)	20,494	518,908
Camping World Holdings, Inc., Class A(2)	22,163	895,385
Citi Trends, Inc.(1)	5,391	510,797
Group 1 Automotive, Inc.	5,376	1,049,503
MarineMax, Inc.(1)	14,472	854,427
Rent-A-Center, Inc.	11,317	543,669
RH(1)	2,216	1,187,643
Sally Beauty Holdings, Inc.(1)	20,963	386,977
Shoe Carnival, Inc.	21,771	850,811
Signet Jewelers Ltd.	11,782	1,025,387
Sleep Number Corp.(1)	10,410	797,406
Zumiez, Inc.(1)	20,468	982,259
		9,603,172
Technology Hardware, Storage and Peripherals — 0.4%
Pure Storage, Inc., Class A(1)	25,237	821,464
Textiles, Apparel and Luxury Goods — 2.4%
Carter's, Inc.	10,429	1,055,623
Crocs, Inc.(1)	13,291	1,704,172
G-III Apparel Group Ltd.(1)	32,473	897,554
Kontoor Brands, Inc.	10,482	537,202
Steven Madden Ltd.	17,746	824,657
		5,019,208
Thrifts and Mortgage Finance — 1.9%
Essent Group Ltd.	30,755	1,400,275
MGIC Investment Corp.	31,113	448,650
NMI Holdings, Inc., Class A(1)	25,744	562,506
Radian Group, Inc.	45,655	964,690
Walker & Dunlop, Inc.	4,062	612,875
		3,988,996
Trading Companies and Distributors — 3.1%
Boise Cascade Co.	22,174	1,578,789
GMS, Inc.(1)	21,750	1,307,393
H&E Equipment Services, Inc.	22,315	987,885
Herc Holdings, Inc.	4,914	769,287
NOW, Inc.(1)	42,947	366,767
Titan Machinery, Inc.(1)	25,583	861,891
WESCO International, Inc.(1)	5,866	771,907
		6,643,919

	Shares	Value
Wireless Telecommunication Services — 0.3%
Telephone and Data Systems, Inc.	27,842	$561,016
TOTAL COMMON STOCKS (Cost $176,390,197)		212,516,192
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $151,638), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $148,632)		148,632
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 8/15/44, valued at $504,961), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $495,000)		495,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	128,625	128,625
TOTAL TEMPORARY CASH INVESTMENTS (Cost $772,257)		772,257
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,384,451)	3,384,451	3,384,451
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $180,546,905)		216,672,900
OTHER ASSETS AND LIABILITIES — (1.6)%		(3,475,159)
TOTAL NET ASSETS — 100.0%		$213,197,741

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,181,120. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,314,992, which includes securities collateral of $930,541.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $177,162,454) — including $4,181,120 of securities on loan	$213,288,449
Investment made with cash collateral received for securities on loan, at value (cost of $3,384,451)	3,384,451
Total investment securities, at value (cost of $180,546,905)	216,672,900
Receivable for capital shares sold	41,101
Dividends and interest receivable	76,630
Securities lending receivable	809
216,791,440

Liabilities
Payable for collateral received for securities on loan	3,384,451
Payable for capital shares redeemed	54,795
Accrued management fees	149,856
Distribution and service fees payable	4,597
3,593,699

Net Assets	$213,197,741

Net Assets Consist of:
Capital (par value and paid-in surplus)	$183,386,706
Distributable earnings	29,811,035
$213,197,741

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$187,405,005	11,413,889	$16.42
I Class, $0.01 Par Value	$8,779,596	530,408	$16.55
A Class, $0.01 Par Value	$12,456,727	786,225	$15.84*
C Class, $0.01 Par Value	$708,359	48,532	$14.60
R Class, $0.01 Par Value	$3,397,396	222,398	$15.28
R5 Class, $0.01 Par Value	$450,658	27,193	$16.57
*Maximum offering price $16.81 (net asset value divided by 0.9425).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $872)	$1,325,487
Securities lending, net	3,784
Interest	574
1,329,845

Expenses:
Management fees	906,157
Distribution and service fees:
A Class	15,496
C Class	4,174
R Class	8,660
Directors' fees and expenses	7,042
Other expenses	1,042
942,571

Net investment income (loss)	387,274

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	17,113,292
Futures contract transactions	(776)
17,112,516

Change in net unrealized appreciation (depreciation) on:
Investments	(15,636,455)
Futures contracts	(100,171)
(15,736,626)

Net realized and unrealized gain (loss)	1,375,890

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,763,164

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2021 (UNAUDITED) AND YEAR ENDED JUNE 30, 2021
Increase (Decrease) in Net Assets	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$387,274	$197,070
Net realized gain (loss)	17,112,516	49,597,454
Change in net unrealized appreciation (depreciation)	(15,736,626)	33,872,892
Net increase (decrease) in net assets resulting from operations	1,763,164	83,667,416

Distributions to Shareholders
From earnings:
Investor Class	(29,832,575)	(324,475)
I Class	(1,387,213)	(29,013)
A Class	(2,019,535)	(9,995)
C Class	(122,842)	—
R Class	(560,014)	—
R5 Class	(69,845)	(654)
Decrease in net assets from distributions	(33,992,024)	(364,137)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	21,768,651	(18,280,329)

Net increase (decrease) in net assets	(10,460,209)	65,022,950

Net Assets
Beginning of period	223,657,950	158,635,000
End of period	$213,197,741	$223,657,950

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2021 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing primarily in common stocks of small companies.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2021.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,384,451	—	—	—	$3,384,451
Gross amount of recognized liabilities for securities lending transactions					$3,384,451
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2021 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.5380% to 0.7200%	0.2500% to 0.3100%	0.84%
I Class		0.0500% to 0.1100%	0.64%
A Class		0.2500% to 0.3100%	0.84%
C Class		0.2500% to 0.3100%	0.84%
R Class		0.2500% to 0.3100%	0.84%
R5 Class		0.0500% to 0.1100%	0.64%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2021 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2021 were $183,920,128 and $187,119,242, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2021		Year ended June 30, 2021
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	364,015	$6,876,830	1,759,611	$31,125,413
Issued in reinvestment of distributions	1,782,134	28,496,326	18,531	260,571
Redeemed	(872,607)	(16,200,757)	(2,646,959)	(39,898,893)
	1,273,542	19,172,399	(868,817)	(8,512,909)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	57,477	1,148,950	80,819	1,362,866
Issued in reinvestment of distributions	85,935	1,385,273	2,024	28,980
Redeemed	(90,976)	(1,730,604)	(293,854)	(4,625,564)
	52,436	803,619	(211,011)	(3,233,718)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	68,269	1,237,557	176,849	2,934,168
Issued in reinvestment of distributions	127,831	1,972,438	673	9,346
Redeemed	(101,927)	(1,859,027)	(226,828)	(3,596,911)
	94,173	1,350,968	(49,306)	(653,397)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	838	12,709	1,663	26,524
Issued in reinvestment of distributions	8,639	122,842	—	—
Redeemed	(14,122)	(245,850)	(17,102)	(241,040)
	(4,645)	(110,299)	(15,439)	(214,516)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	19,393	345,575	83,546	1,250,125
Issued in reinvestment of distributions	37,192	553,411	—	—
Redeemed	(25,397)	(463,925)	(538,675)	(7,049,293)
	31,188	435,061	(455,129)	(5,799,168)
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	4,435	90,138	12,222	226,028
Issued in reinvestment of distributions	4,327	69,845	45	654
Redeemed	(2,272)	(43,080)	(5,053)	(93,303)
	6,490	116,903	7,214	133,379
Net increase (decrease)	1,453,184	$21,768,651	(1,592,488)	$(18,280,329)

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$212,516,192	—	—
Temporary Cash Investments	128,625	$643,632	—
Temporary Cash Investments - Securities Lending Collateral	3,384,451	—	—
	$216,029,268	$643,632	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $3,215,824 futures contracts purchased.
At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2021, the effect of equity price risk derivative instruments on the Statement of Operations was $(776) in net realized gain (loss) on futures contract transactions and $(100,171) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.
The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$180,869,515
Gross tax appreciation of investments	$41,917,232
Gross tax depreciation of investments	(6,113,847)
Net tax appreciation (depreciation) of investments	$35,803,385

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2021, the fund had accumulated short-term capital losses of $(15,974,090), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$19.38	0.04	0.06	0.10	—	(3.06)	(3.06)	$16.42	0.98%	0.85%(4)	0.38%(4)	87%	$187,405
2021	$12.10	0.02	7.29	7.31	(0.03)	—	(0.03)	$19.38	60.46%	0.86%	0.13%	142%	$196,473
2020	$13.28	0.06	(1.14)	(1.08)	(0.10)	—	(0.10)	$12.10	(8.19)%	0.87%	0.45%	140%	$133,205
2019	$16.17	0.04	(1.39)	(1.35)	(0.01)	(1.53)	(1.54)	$13.28	(7.66)%	0.87%	0.30%	99%	$566,025
2018	$15.04	0.02	1.91	1.93	(0.02)	(0.78)	(0.80)	$16.17	13.18%	0.86%	0.11%	92%	$592,615
2017	$12.46	0.05	2.58	2.63	(0.05)	—	(0.05)	$15.04	21.19%	0.87%	0.37%	90%	$594,198
I Class
2021(3)	$19.49	0.06	0.06	0.12	—	(3.06)	(3.06)	$16.55	1.02%	0.65%(4)	0.58%(4)	87%	$8,780
2021	$12.16	0.05	7.33	7.38	(0.05)	—	(0.05)	$19.49	60.82%	0.66%	0.33%	142%	$9,315
2020	$13.36	0.08	(1.14)	(1.06)	(0.14)	—	(0.14)	$12.16	(7.97)%	0.67%	0.65%	140%	$8,376
2019	$16.26	0.07	(1.40)	(1.33)	(0.04)	(1.53)	(1.57)	$13.36	(7.50)%	0.67%	0.50%	99%	$18,293
2018	$15.11	0.05	1.92	1.97	(0.04)	(0.78)	(0.82)	$16.26	13.42%	0.66%	0.31%	92%	$27,213
2017	$12.52	0.08	2.59	2.67	(0.08)	—	(0.08)	$15.11	21.41%	0.67%	0.57%	90%	$25,863

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2021(3)	$18.83	0.01	0.06	0.07	—	(3.06)	(3.06)	$15.84	0.79%	1.10%(4)	0.13%(4)	87%	$12,457
2021	$11.77	(0.02)	7.09	7.07	(0.01)	—	(0.01)	$18.83	60.14%	1.11%	(0.12)%	142%	$13,031
2020	$12.89	0.02	(1.10)	(1.08)	(0.04)	—	(0.04)	$11.77	(8.38)%	1.12%	0.20%	140%	$8,727
2019	$15.78	—(5)	(1.36)	(1.36)	—	(1.53)	(1.53)	$12.89	(7.90)%	1.12%	0.05%	99%	$14,960
2018	$14.72	(0.02)	1.86	1.84	—	(0.78)	(0.78)	$15.78	12.90%	1.11%	(0.14)%	92%	$23,970
2017	$12.19	0.02	2.53	2.55	(0.02)	—	(0.02)	$14.72	20.85%	1.12%	0.12%	90%	$31,600
C Class
2021(3)	$17.66	(0.06)	0.06	—	—	(3.06)	(3.06)	$14.60	0.44%	1.85%(4)	(0.62)%(4)	87%	$708
2021	$11.11	(0.13)	6.68	6.55	—	—	—	$17.66	58.87%	1.86%	(0.87)%	142%	$939
2020	$12.22	(0.07)	(1.04)	(1.11)	—	—	—	$11.11	(9.08)%	1.87%	(0.55)%	140%	$762
2019	$15.16	(0.10)	(1.31)	(1.41)	—	(1.53)	(1.53)	$12.22	(8.60)%	1.87%	(0.70)%	99%	$1,508
2018	$14.27	(0.13)	1.80	1.67	—	(0.78)	(0.78)	$15.16	12.01%	1.86%	(0.89)%	92%	$1,989
2017	$11.89	(0.08)	2.46	2.38	—	—	—	$14.27	20.02%	1.87%	(0.63)%	90%	$1,703
R Class
2021(3)	$18.29	(0.01)	0.06	0.05	—	(3.06)	(3.06)	$15.28	0.71%	1.35%(4)	(0.12)%(4)	87%	$3,397
2021	$11.45	(0.05)	6.89	6.84	—	—	—	$18.29	59.74%	1.36%	(0.37)%	142%	$3,497
2020	$12.55	(0.01)	(1.07)	(1.08)	(0.02)	—	(0.02)	$11.45	(8.59)%	1.37%	(0.05)%	140%	$7,401
2019	$15.45	(0.03)	(1.34)	(1.37)	—	(1.53)	(1.53)	$12.55	(8.15)%	1.37%	(0.20)%	99%	$10,525
2018	$14.46	(0.06)	1.83	1.77	—	(0.78)	(0.78)	$15.45	12.56%	1.36%	(0.39)%	92%	$15,038
2017	$11.99	(0.02)	2.49	2.47	—	—	—	$14.46	20.60%	1.37%	(0.13)%	90%	$17,067

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2021(3)	$19.51	0.06	0.06	0.12	—	(3.06)	(3.06)	$16.57	1.07%	0.65%(4)	0.58%(4)	87%	$451
2021	$12.17	0.05	7.34	7.39	(0.05)	—	(0.05)	$19.51	60.77%	0.66%	0.33%	142%	$404
2020	$13.37	0.08	(1.14)	(1.06)	(0.14)	—	(0.14)	$12.17	(7.97)%	0.67%	0.65%	140%	$164
2019	$16.27	0.07	(1.40)	(1.33)	(0.04)	(1.53)	(1.57)	$13.37	(7.49)%	0.67%	0.50%	99%	$282
2018	$15.12	0.06	1.90	1.96	(0.03)	(0.78)	(0.81)	$16.27	13.34%	0.66%	0.31%	92%	$213
2017(6)	$14.90	0.02	0.20	0.22	—	—	—	$15.12	1.48%	0.67%(4)	0.51%(4)	90%(7)	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2021 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)April 10, 2017 (commencement of sale) through June 30, 2017.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended June 30, 2017.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91457 2202

Semiannual Report

December 31, 2021

Utilities Fund
Investor Class (BULIX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended December 31, 2021. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Economic, Earnings Gains Fueled Stock Market Rally

Most stocks rallied for the six-month period, even as inflation surged, the Federal Reserve (Fed) turned hawkish and another coronavirus variant emerged. Investors largely focused on upbeat economic data and continued, albeit waning, central bank support. These influences helped boost corporate earnings and promote investor optimism.

Steady economic gains combined with ongoing monetary support, rising energy prices and severe supply chain disruptions led to soaring inflation rates. By December, year-over-year headline inflation in the U.S. reached 7.0%, a 40-year high, prompting a hawkish turn from the Fed. The central bank, which began tapering its asset purchases in November, announced it would accelerate its tapering timetable and likely start hiking rates in early 2022.
Meanwhile, the emergence of the omicron variant in November triggered renewed concerns about the recovery’s sustainability, leading to a steep stock market sell-off. Sentiment shifted quickly, though, as reports suggested the highly transmissible omicron is less severe than other variants. Amid optimistic growth outlooks, stocks resumed their upward march to end the period.

Overall, stocks delivered solid gains for the six-month period, highlighted by the S&P 500 Index’s gain of nearly 12%. U.S. stocks generally outpaced non-U.S. developed markets stocks, while emerging markets stocks declined sharply. Large-cap stocks significantly outperformed small caps, which declined for the period. Growth stocks broadly outperformed their value peers except in the small-cap universe, where value outpaced growth.

Seeking Opportunity Amid Uncertainty

We expect market volatility to increase amid elevated inflation, tighter Fed policy and geopolitical uncertainties. Additionally, the rapid emergence of the omicron variant demonstrated the pandemic’s unclear path can still create market disruptions. Nevertheless, we remain optimistic that periods of market unrest often create compelling opportunities for professional asset managers.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet prevailing challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2021
Types of Investments in Portfolio	% of net assets
Common Stocks	100.0%
Temporary Cash Investments	0.1%
Other Assets and Liabilities	(0.1)%

Top Five Sub-Industries	% of net assets
Electric Utilities	55.4%
Multi-Utilities	16.5%
Electrical Components and Equipment	7.1%
Water Utilities	3.6%
Environmental and Facilities Services	2.4%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2021 to December 31, 2021.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 7/1/21	Ending Account Value 12/31/21	Expenses Paid During Period(1) 7/1/21 - 12/31/21	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,131.10	$3.49	0.65%
Hypothetical
Investor Class	$1,000	$1,021.93	$3.31	0.65%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

DECEMBER 31, 2021 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 100.0%
Application Software — 0.5%
Synopsys, Inc.(1)	4,697	$1,730,845
Coal and Consumable Fuels — 0.1%
Enviva Partners LP	7,167	504,700
Construction and Engineering — 2.2%
AECOM(1)	33,641	2,602,131
Quanta Services, Inc.	28,094	3,221,258
WSP Global, Inc.	12,109	1,757,837
		7,581,226
Electric Utilities — 55.4%
Alliant Energy Corp.	8,128	499,628
American Electric Power Co., Inc.	109,874	9,775,490
Duke Energy Corp.	283,488	29,737,891
Edison International	69,479	4,741,942
Entergy Corp.	91,759	10,336,651
Evergy, Inc.	19,443	1,333,984
Eversource Energy	97,194	8,842,710
Exelon Corp.	253,968	14,669,192
FirstEnergy Corp.	204,081	8,487,729
Fortum Oyj	56,756	1,740,731
NextEra Energy, Inc.	627,058	58,542,135
NRG Energy, Inc.	80,302	3,459,410
PPL Corp.	411,896	12,381,594
Southern Co. (The)	251,333	17,236,417
Xcel Energy, Inc.	95,925	6,494,122
		188,279,626
Electrical Components and Equipment — 7.1%
Acuity Brands, Inc.	11,950	2,530,054
Atkore, Inc.(1)	30,782	3,422,651
Eaton Corp. plc	19,366	3,346,832
Encore Wire Corp.	21,832	3,124,159
nVent Electric plc	118,544	4,504,672
Regal Rexnord Corp.	15,170	2,581,631
Sensata Technologies Holding plc(1)	33,850	2,088,206
Vertiv Holdings Co.	99,432	2,482,817
		24,081,022
Environmental and Facilities Services — 2.4%
Clean Harbors, Inc.(1)	26,073	2,601,303
Republic Services, Inc.	20,526	2,862,351
Waste Management, Inc.	15,461	2,580,441
		8,044,095
Gas Utilities — 2.0%
National Fuel Gas Co.	87,800	5,613,932
South Jersey Industries, Inc.	43,551	1,137,552
		6,751,484
6

	Shares	Value
Independent Power Producers and Energy Traders — 2.0%
AES Corp. (The)	273,170	$6,638,031
Industrial Machinery — 1.6%
Evoqua Water Technologies Corp.(1)	64,768	3,027,904
Mueller Water Products, Inc., Class A	159,863	2,302,027
		5,329,931
Infrastructure REITs — 1.1%
SBA Communications Corp.	9,991	3,886,699
Multi-Utilities — 16.5%
Brookfield Infrastructure Partners LP	93,936	5,712,248
CenterPoint Energy, Inc.	125,474	3,501,979
Consolidated Edison, Inc.	105,443	8,996,397
Dominion Energy, Inc.	142,979	11,232,430
DTE Energy Co.	55,589	6,645,109
E.ON SE	130,520	1,813,894
Engie SA	177,424	2,626,830
NiSource, Inc.	47,917	1,322,988
Public Service Enterprise Group, Inc.	77,715	5,185,922
Sempra Energy	40,588	5,368,981
Veolia Environnement SA	47,247	1,735,093
WEC Energy Group, Inc.	20,486	1,988,576
		56,130,447
Oil and Gas Equipment and Services — 0.4%
Aspen Aerogels, Inc.(1)	27,935	1,390,884
Oil and Gas Storage and Transportation — 1.2%
MPLX LP	42,938	1,270,536
Targa Resources Corp.	55,347	2,891,327
		4,161,863
Renewable Electricity — 1.2%
NextEra Energy Partners LP	46,292	3,907,045
Semiconductor Equipment — 0.6%
Nova Ltd.(1)	14,858	2,176,697
Semiconductors — 2.1%
Broadcom, Inc.	4,388	2,919,819
Marvell Technology, Inc.	21,285	1,862,225
QUALCOMM, Inc.	12,890	2,357,194
		7,139,238
Water Utilities — 3.6%
American States Water Co.	17,177	1,776,789
American Water Works Co., Inc.	54,819	10,353,116
		12,129,905
TOTAL COMMON STOCKS (Cost $258,267,271)		339,863,738
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $48,989), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $48,018)		48,018
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.125%, 8/15/44, valued at $161,265), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $158,000)		158,000
7

	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class	29,568	$29,568
TOTAL TEMPORARY CASH INVESTMENTS (Cost $235,586)		235,586
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $258,502,857)		340,099,324
OTHER ASSETS AND LIABILITIES — (0.1)%		(191,687)
TOTAL NET ASSETS — 100.0%		$339,907,637

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
8

Statement of Assets and Liabilities

DECEMBER 31, 2021 (UNAUDITED)
Assets
Investment securities, at value (cost of $258,502,857)	$340,099,324
Cash	30,257
Receivable for capital shares sold	42,867
Dividends and interest receivable	481,667
340,654,115

Liabilities
Payable for capital shares redeemed	565,535
Accrued management fees	180,943
746,478

Net Assets	$339,907,637

Investor Class Capital Shares, $0.01 Par Value
Shares authorized	300,000,000
Shares outstanding	18,706,024

Net Asset Value Per Share	$18.17

Net Assets Consist of:
Capital (par value and paid-in surplus)	$258,014,983
Distributable earnings	81,892,654
$339,907,637

See Notes to Financial Statements.
9

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $533)	$4,401,587
Interest	311
Securities lending, net	69
4,401,967

Expenses:
Management fees	1,059,409
Directors' fees and expenses	10,511
Other expenses	1,275
1,071,195

Net investment income (loss)	3,330,772

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,932,626
Foreign currency translation transactions	(12,599)
5,920,027

Change in net unrealized appreciation (depreciation) on:
Investments	31,094,577
Translation of assets and liabilities in foreign currencies	2,874
31,097,451

Net realized and unrealized gain (loss)	37,017,478

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,348,250

See Notes to Financial Statements.
10

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2021 (UNAUDITED) AND YEAR ENDED JUNE 30, 2021
Increase (Decrease) in Net Assets	December 31, 2021	June 30, 2021
Operations
Net investment income (loss)	$3,330,772	$7,767,204
Net realized gain (loss)	5,920,027	17,326,000
Change in net unrealized appreciation (depreciation)	31,097,451	24,501,936
Net increase (decrease) in net assets resulting from operations	40,348,250	49,595,140

Distributions to Shareholders
From earnings	(21,467,589)	(23,113,178)

Capital Share Transactions
Proceeds from shares sold	12,899,762	20,349,902
Proceeds from reinvestment of distributions	20,415,733	21,708,419
Payments for shares redeemed	(26,388,596)	(76,357,062)
Net increase (decrease) in net assets from capital share transactions	6,926,899	(34,298,741)

Net increase (decrease) in net assets	25,807,560	(7,816,779)

Net Assets
Beginning of period	314,100,077	321,916,856
End of period	$339,907,637	$314,100,077

Transactions in Shares of the Fund
Sold	709,931	1,176,024
Issued in reinvestment of distributions	1,158,735	1,296,505
Redeemed	(1,459,892)	(4,406,756)
Net increase (decrease) in shares of the fund	408,774	(1,934,227)

See Notes to Financial Statements.
11

Notes to Financial Statements

DECEMBER 31, 2021 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objectives are to seek current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry. The fund offers the Investor Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
12

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

13

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended December 31, 2021 was 0.64%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2021 were $195,054,478 and $201,187,226, respectively.

14

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$330,189,353	$9,674,385	—
Temporary Cash Investments	29,568	206,018	—
	$330,218,921	$9,880,403	—

6. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$260,131,300
Gross tax appreciation of investments	$80,833,811
Gross tax depreciation of investments	(865,787)
Net tax appreciation (depreciation) of investments	$79,968,024

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2021(3)	$17.17	0.18	2.02	2.20	(0.18)	(1.02)	(1.20)	$18.17	13.11%	0.65%(4)	2.02%(4)	61%	$339,908
2021	$15.91	0.41	2.08	2.49	(0.39)	(0.84)	(1.23)	$17.17	15.95%	0.66%	2.34%	108%	$314,100
2020	$17.88	0.53	(1.97)	(1.44)	(0.53)	—	(0.53)	$15.91	(8.39)%	0.67%	2.95%	102%	$321,917
2019	$16.85	0.56	1.46	2.02	(0.56)	(0.43)	(0.99)	$17.88	12.26%	0.67%	3.20%	64%	$406,948
2018	$18.14	0.58	(0.58)	—(5)	(0.56)	(0.73)	(1.29)	$16.85	(0.06)%	0.67%	3.31%	48%	$405,844
2017	$19.35	0.59	(0.48)	0.11	(0.58)	(0.74)	(1.32)	$18.14	0.61%	0.67%	3.17%	39%	$540,880

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2021 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

17

Notes

18

Notes
19

Notes

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91451 2202

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	February 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	February 24, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	February 24, 2022